SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - AEP Retirement Savings 401(K) Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
ADJUSTMENT FROM FAIR VALUE TO CONTRACT VALUE	$ 29,000,775
PARTICIPANT LOANS (Interest rates ranging from 4.25% to 10.5%, maturing through May 2048)	67,017,058
TOTAL NET ASSETS	$ 4,786,506,375
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
MONEY MARKET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,013,770
U.S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194,360,110
CORPORATE DEBT INSTRUMENTS - PREFERRED
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,890,325
CORPORATE DEBT INSTRUMENTS - ALL OTHER
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,045,936
MONEY MARKET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,776,191
COMMON / COLLECTIVE TRUSTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,731,155,137
AEP STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,007,692
CORPORATE STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	554,966,516
REGISTERED INVESTMENT COMPANIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,131,794
SELF DIRECTED BROKERAGE ACCOUNT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,451,987
TOTAL - INVESTMENT CONTRACTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	416,310,141
TOTAL - INVESTMENT CONTRACTS AT CONTRACT VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	445,310,916
TOTAL ASSETS AT FAIR VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,719,489,317
Investment, Identifier [Axis]: 3M CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,026
Investment, Identifier [Axis]: 8X8 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	279,407
Investment, Identifier [Axis]: ABBOTT LABORATORIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,084,046
Investment, Identifier [Axis]: ABBVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	502,713
Investment, Identifier [Axis]: ABERCROMBIE & FITCH CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,223,113
Investment, Identifier [Axis]: ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	153,796
Investment, Identifier [Axis]: ACADEMY SPORTS & OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	226,265
Investment, Identifier [Axis]: ACI WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,782
Investment, Identifier [Axis]: ACUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	461,858
Investment, Identifier [Axis]: ACV AUCTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	783,065
Investment, Identifier [Axis]: ADIDAS AG ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,664,961
Investment, Identifier [Axis]: ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,828,165
Investment, Identifier [Axis]: ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	789,759
Investment, Identifier [Axis]: ADVANCE AUTO PARTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	67,956
Investment, Identifier [Axis]: ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,742,537
Investment, Identifier [Axis]: AERCAP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	844,074
Investment, Identifier [Axis]: AES CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,770,462
Investment, Identifier [Axis]: AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	209,302
Investment, Identifier [Axis]: AGIOS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	304,349
Investment, Identifier [Axis]: AGNC INVESTMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,556
Investment, Identifier [Axis]: AIR LEASE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,969
Investment, Identifier [Axis]: AIRBNB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,152,627
Investment, Identifier [Axis]: ALAMO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	225,509
Investment, Identifier [Axis]: ALIGHT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,966,214
Investment, Identifier [Axis]: ALIGN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,078,428
Investment, Identifier [Axis]: ALLIANT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	426,399
Investment, Identifier [Axis]: ALLISON TRANSMISSION HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	970,595
Investment, Identifier [Axis]: ALLY FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,063,159
Investment, Identifier [Axis]: ALPHABET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,518,814
Investment, Identifier [Axis]: AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,120,757
Investment, Identifier [Axis]: AMCOR PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,089
Investment, Identifier [Axis]: AMDOCS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,120,868
Investment, Identifier [Axis]: AMERICAN ELECTRIC POWER CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,007,692
Investment, Identifier [Axis]: AMERICOLD REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,364
Investment, Identifier [Axis]: AMERIPRISE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 653,824
Investment, Identifier [Axis]: AMEX Credit Account Master Trust 2023-1, FIXED, May 15, 2028, 4.8700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.87%
Collateral, Par, or Maturity Value	$ 345,000
Current Value	$ 347,566
Investment, Identifier [Axis]: AMEX Credit Account Master Trust 2024-3, FIXED, July 15, 2029, 4.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 615,000
Current Value	$ 617,482
Investment, Identifier [Axis]: AMEX Credit Acct Mstr Tr, FIXED, September 15, 2028, 5.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	370,493
Investment, Identifier [Axis]: AMICUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,831
Investment, Identifier [Axis]: AMPHASTAR PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	130,958
Investment, Identifier [Axis]: AMPHENOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,145,578
Investment, Identifier [Axis]: ANALOG DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,940,397
Investment, Identifier [Axis]: ANDERSONS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	144,697
Investment, Identifier [Axis]: ANI PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,951
Investment, Identifier [Axis]: APA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	375,859
Investment, Identifier [Axis]: APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,676,365
Investment, Identifier [Axis]: APPLIED INDUSTRIAL TECHNOLOGIE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	421,228
Investment, Identifier [Axis]: APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	665,471
Investment, Identifier [Axis]: ARCH CAPITAL GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	646,912
Investment, Identifier [Axis]: ARCH RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	131,617
Investment, Identifier [Axis]: ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	251,314
Investment, Identifier [Axis]: ARES CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 231,399
Investment, Identifier [Axis]: ARI Fleet Lease Trust 2023-A, FIXED, February 17, 2032, 5.4100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.41%
Collateral, Par, or Maturity Value	$ 219,394
Current Value	$ 220,686
Investment, Identifier [Axis]: ARI Fleet Lease Trust 2024-B, FIXED, April 15, 2033, 5.5400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.54%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	242,571
Investment, Identifier [Axis]: ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,183,997
Investment, Identifier [Axis]: ARROW ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	245,357
Investment, Identifier [Axis]: ARVINAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	291,365
Investment, Identifier [Axis]: ASHLAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	123,197
Investment, Identifier [Axis]: ASPEN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,444,110
Investment, Identifier [Axis]: ASSURANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	601,280
Investment, Identifier [Axis]: ASSURED GUARANTY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	552,481
Investment, Identifier [Axis]: ASTRAZENECA PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,000,260
Investment, Identifier [Axis]: AT&T Inc, FIXED, February 1, 2028, 1.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.65%
Collateral, Par, or Maturity Value	$ 680,000
Current Value	$ 622,983
Investment, Identifier [Axis]: AT&T Inc, FIXED, February 1, 2032, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 430,000
Current Value	$ 359,670
Investment, Identifier [Axis]: AT&T Inc, FIXED, June 1, 2027, 2.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 85,104
Investment, Identifier [Axis]: AT&T Inc, FIXED, May 15, 2035, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	316,454
Investment, Identifier [Axis]: ATKORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	593,163
Investment, Identifier [Axis]: ATMUS FILTRATION TECHNOLOGIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,333
Investment, Identifier [Axis]: AUTOLIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,523
Investment, Identifier [Axis]: AVALONBAY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,831
Investment, Identifier [Axis]: AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,142,527
Investment, Identifier [Axis]: AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,567
Investment, Identifier [Axis]: AVNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,719
Investment, Identifier [Axis]: AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,009,272
Investment, Identifier [Axis]: AXIS CAPITAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,161,542
Investment, Identifier [Axis]: AXOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	320,833
Investment, Identifier [Axis]: AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,681
Investment, Identifier [Axis]: AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,495
Investment, Identifier [Axis]: Advocate Health & Hospitals Corp, FIXED, August 15, 2028, 3.8290%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.829%
Collateral, Par, or Maturity Value	$ 325,000
Current Value	$ 318,924
Investment, Identifier [Axis]: Agilent Technologies Inc, FIXED, September 9, 2027, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,191
Investment, Identifier [Axis]: Agree LP, FIXED, June 15, 2028, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 135,991
Investment, Identifier [Axis]: Alabama Federal Aid Highway Finance Authority, FIXED, September 1, 2032, 2.1560%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.156%
Collateral, Par, or Maturity Value	$ 445,000
Current Value	$ 372,410
Investment, Identifier [Axis]: Albemarle Corp, FIXED, June 1, 2027, 4.6500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 228,946
Investment, Identifier [Axis]: Albemarle Corp, FIXED, June 1, 2027, 4.6500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 238,900
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc, FIXED, January 15, 2026, 4.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 71,035
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc, FIXED, January 15, 2027, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 150,181
Investment, Identifier [Axis]: Alliant Energy Finance LLC, FIXED, June 6, 2027, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,059
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-1, FIXED, December 15, 2028, 5.0800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.08%
Collateral, Par, or Maturity Value	$ 435,000
Current Value	$ 439,051
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-2, FIXED, July 16, 2029, 4.1400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 265,000
Current Value	$ 263,619
Investment, Identifier [Axis]: Ameren Corp, FIXED, December 1, 2026, 5.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.70%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,516
Investment, Identifier [Axis]: AmeriCredit Automobile Receivables Trust 2024-1, FIXED, January 18, 2029, 5.4300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.43%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 121,502
Investment, Identifier [Axis]: American Express Co, VARIABLE, February 16, 2028, 5.0980%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.098%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,993
Investment, Identifier [Axis]: American Express Co, VARIABLE, July 26, 2028, 5.0430%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.043%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,147
Investment, Identifier [Axis]: American Express Co, VARIABLE, July 27, 2029, 5.2820%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.282%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 196,385
Investment, Identifier [Axis]: American Express Co, VARIABLE, July 28, 2027, 5.3890%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.389%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 496,282
Investment, Identifier [Axis]: American Express Co, VARIABLE, October 30, 2026, 6.3380%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.338%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 102,312
Investment, Identifier [Axis]: American Express Co, VARIABLE, October 30, 2031, 6.4890%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.489%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 54,010
Investment, Identifier [Axis]: American Express Credit Account Master Trust, FIXED, April 15, 2029, 5.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 930,000
Current Value	$ 946,292
Investment, Identifier [Axis]: American Honda Finance Corp, FIXED, July 9, 2027, 4.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 154,009
Investment, Identifier [Axis]: American Honda Finance Corp, FIXED, October 22, 2027, 4.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,068
Investment, Identifier [Axis]: American Honda Finance Corp, FIXED, September 5, 2029, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 226,882
Investment, Identifier [Axis]: Americredit Automobile Receivables Trust 2023-1, FIXED, November 18, 2027, 5.6200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.62%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 504,716
Investment, Identifier [Axis]: Amgen Inc, FIXED, March 2, 2028, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 184,360
Investment, Identifier [Axis]: Anglo American Capital PLC, FIXED, April 10, 2027, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,470
Investment, Identifier [Axis]: Anglo American Capital PLC, FIXED, March 17, 2028, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 184,223
Investment, Identifier [Axis]: Anglo American Capital PLC, FIXED, September 10, 2030, 2.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.625%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 306,321
Investment, Identifier [Axis]: Aon Corp / Aon Global Holdings PLC, FIXED, March 1, 2029, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 224,482
Investment, Identifier [Axis]: Ascension Health, FIXED, November 15, 2029, 2.5320%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.532%
Collateral, Par, or Maturity Value	$ 672,000
Current Value	$ 606,019
Investment, Identifier [Axis]: BA Credit Card Trust, FIXED, May 15, 2028, 4.7900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.79%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 231,496
Investment, Identifier [Axis]: BA Credit Card Trust, FIXED, May 15, 2029, 4.9300% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 545,000
Current Value	$ 551,408
Investment, Identifier [Axis]: BA Credit Card Trust, FIXED, May 15, 2029, 4.9300% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 607,055
Investment, Identifier [Axis]: BAE Systems Holdings Inc, FIXED, December 15, 2025, 3.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 406,911
Investment, Identifier [Axis]: BAE Systems PLC, FIXED, February 15, 2031, 1.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.90%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 242,001
Investment, Identifier [Axis]: BAE Systems PLC, FIXED, March 26, 2027, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,511
Investment, Identifier [Axis]: BAE Systems PLC, FIXED, March 26, 2029, 5.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 610,000
Current Value	619,500
Investment, Identifier [Axis]: BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,037,217
Investment, Identifier [Axis]: BANK 2017-BNK5, FIXED, June 15, 2060, 3.1310%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.131%
Collateral, Par, or Maturity Value	$ 719,993
Current Value	$ 693,462
Investment, Identifier [Axis]: BANK 2017-BNK6, FIXED, July 15, 2060, 3.2540%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.254%
Collateral, Par, or Maturity Value	$ 444,752
Current Value	$ 428,755
Investment, Identifier [Axis]: BANK 2017-BNK6, FIXED, July 15, 2060, 3.5180%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.518%
Collateral, Par, or Maturity Value	$ 680,000
Current Value	$ 657,531
Investment, Identifier [Axis]: BANK 2017-BNK8, FIXED, November 15, 2050, 3.2290%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.229%
Collateral, Par, or Maturity Value	$ 368,949
Current Value	$ 355,405
Investment, Identifier [Axis]: BANK 2018-BNK11, FIXED, March 15, 2061, 3.7840%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.784%
Collateral, Par, or Maturity Value	$ 876,888
Current Value	847,013
Investment, Identifier [Axis]: BATH & BODY WORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,254,476
Investment, Identifier [Axis]: BAXTER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,863,616
Investment, Identifier [Axis]: BEACON ROOFING SUPPLY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	897,256
Investment, Identifier [Axis]: BEAZER HOMES USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	126,453
Investment, Identifier [Axis]: BELDEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,208
Investment, Identifier [Axis]: BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,693
Investment, Identifier [Axis]: BERKSHIRE HATHAWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,844,850
Investment, Identifier [Axis]: BERRY GLOBAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,804
Investment, Identifier [Axis]: BGC GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,156
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd, FIXED, September 8, 2028, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	71,703
Investment, Identifier [Axis]: BILL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,997,038
Investment, Identifier [Axis]: BIO-RAD LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	505,905
Investment, Identifier [Axis]: BIO-TECHNE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,695,867
Investment, Identifier [Axis]: BIOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	413,954
Investment, Identifier [Axis]: BJ'S WHOLESALE CLUB HOLDINGS I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,784
Investment, Identifier [Axis]: BK OF NY MELLON/EB DL NON SL MID CA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	459,321,305
Investment, Identifier [Axis]: BK OF NY MELLON/EB DL NON SL SMALL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,951,861
Investment, Identifier [Axis]: BK OF NY MELLON/EB DL NON SL STK IX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,429,311,150
Investment, Identifier [Axis]: BK OF NY MELLON/EB DL NON-SL AGGREG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	511,889,594
Investment, Identifier [Axis]: BK OF NY MELLON/EB DL NON-SL TREAS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,183,840
Investment, Identifier [Axis]: BK OF NY MELLON/MELLON BK DL NON-SL INTL STK INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	690,699,519
Investment, Identifier [Axis]: BK OF NY MELLON/MELLON BK EB DL NON-SL EMERG MKTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	65,013,298
Investment, Identifier [Axis]: BLACKBAUD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	837,514
Investment, Identifier [Axis]: BLOOMIN' BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109,206
Investment, Identifier [Axis]: BLUE OWL CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 269,000
Investment, Identifier [Axis]: BMP 2024-MF23, FLOATING, June 15, 2041, 5.7690% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.769%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 231,481
Investment, Identifier [Axis]: BMP 2024-MF23, FLOATING, June 15, 2041, 5.7690% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.769%
Collateral, Par, or Maturity Value	$ 405,000
Current Value	$ 407,609
Investment, Identifier [Axis]: BMW US Capital LLC, FIXED, August 13, 2027, 4.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 253,124
Investment, Identifier [Axis]: BMW US Capital LLC, FIXED, August 13, 2029, 4.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 169,874
Investment, Identifier [Axis]: BMW US Capital LLC, FIXED, August 14, 2028, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 107,792
Investment, Identifier [Axis]: BMW Vehicle Lease Trust, FIXED, October 25, 2027, 4.1800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.18%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 476,505
Investment, Identifier [Axis]: BMW Vehicle Owner Trust 2024-A, FIXED, February 26, 2029, 5.1800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.18%
Collateral, Par, or Maturity Value	$ 375,000
Current Value	$ 379,726
Investment, Identifier [Axis]: BNP Paribas SA, FIXED, August 14, 2028, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 380,000
Current Value	$ 375,599
Investment, Identifier [Axis]: BNP Paribas SA, VARIABLE, September 30, 2028, 1.9040%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.904%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 230,382
Investment, Identifier [Axis]: BNP Paribas Sec Corp, VARIABLE, June 30, 2027, 1.6750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.675%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 333,302
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2024-BOCA, FLOATING, August 15, 2041, 6.3178%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.3178%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	503,678
Investment, Identifier [Axis]: BOEING CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,328,789
Investment, Identifier [Axis]: BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,724
Investment, Identifier [Axis]: BOOZ ALLEN HAMILTON HOLDING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,012,483
Investment, Identifier [Axis]: BORGWARNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,436
Investment, Identifier [Axis]: BOYD GAMING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	376,120
Investment, Identifier [Axis]: BP PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 333,466
Investment, Identifier [Axis]: BPCE SA, FIXED, July 19, 2027, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 376,154
Investment, Identifier [Axis]: BPR Trust 2022-OANA, FLOATING, April 15, 2037, 6.2951% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.2951%
Collateral, Par, or Maturity Value	$ 570,000
Current Value	$ 573,832
Investment, Identifier [Axis]: BPR Trust 2022-OANA, FLOATING, April 15, 2037, 6.2951% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.2951%
Collateral, Par, or Maturity Value	$ 775,000
Current Value	780,210
Investment, Identifier [Axis]: BRADY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,820
Investment, Identifier [Axis]: BRINK'S CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	287,587
Investment, Identifier [Axis]: BRINKER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	907,245
Investment, Identifier [Axis]: BRISTOL-MYERS SQUIBB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,520,483
Investment, Identifier [Axis]: BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,695,317
Investment, Identifier [Axis]: BROWN & BROWN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	537,135
Investment, Identifier [Axis]: BUILDERS FIRSTSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 824,134
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2021-VOLT, FLOATING, September 15, 2036, 5.2116%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2116%
Collateral, Par, or Maturity Value	$ 655,000
Current Value	$ 655,384
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2022-AHP, FLOATING, January 17, 2039, 5.3871%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3871%
Collateral, Par, or Maturity Value	$ 535,000
Current Value	$ 534,857
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2022-PSB, FLOATING, August 15, 2039, 6.8481%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.8481%
Collateral, Par, or Maturity Value	$ 408,759
Current Value	$ 411,993
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC, FLOATING, August 15, 2039, 6.0883% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.0883%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 212,049
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC, FLOATING, August 15, 2039, 6.0883% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.0883%
Collateral, Par, or Maturity Value	$ 525,000
Current Value	$ 530,124
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA2, FLOATING, November 15, 2041, 5.9394%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.9394%
Collateral, Par, or Maturity Value	$ 405,000
Current Value	$ 407,781
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3, FLOATING, December 15, 2039, 5.7998% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7998%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 195,500
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3, FLOATING, December 15, 2039, 5.7998% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7998%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 280,718
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5, FLOATING, March 15, 2041, 5.7887% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7887%
Collateral, Par, or Maturity Value	$ 158,312
Current Value	$ 159,388
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5, FLOATING, March 15, 2041, 5.7887% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7887%
Collateral, Par, or Maturity Value	$ 434,227
Current Value	$ 437,178
Investment, Identifier [Axis]: BX Trust 2021-BXMF, FLOATING, October 15, 2026, 5.1474%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1474%
Collateral, Par, or Maturity Value	$ 202,006
Current Value	$ 201,614
Investment, Identifier [Axis]: BX Trust 2021-RISE, FLOATING, November 15, 2036, 5.2590% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.259%
Collateral, Par, or Maturity Value	$ 207,106
Current Value	$ 206,714
Investment, Identifier [Axis]: BX Trust 2021-RISE, FLOATING, November 15, 2036, 5.2590% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.259%
Collateral, Par, or Maturity Value	$ 338,132
Current Value	$ 337,492
Investment, Identifier [Axis]: BX Trust 2022-IND, FLOATING, April 15, 2037, 5.8881%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8881%
Collateral, Par, or Maturity Value	$ 712,360
Current Value	$ 715,231
Investment, Identifier [Axis]: BX Trust 2024-BIO, FLOATING, February 15, 2041, 6.0391%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.0391%
Collateral, Par, or Maturity Value	$ 580,000
Current Value	$ 582,198
Investment, Identifier [Axis]: BX Trust 2024-VLT4, FLOATING, July 15, 2029, 5.8885% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8885%
Collateral, Par, or Maturity Value	$ 145,000
Current Value	$ 145,992
Investment, Identifier [Axis]: BX Trust 2024-VLT4, FLOATING, July 15, 2029, 5.8885% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8885%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 191,300
Investment, Identifier [Axis]: Bank of America Auto Trust 2023-2, FIXED, June 15, 2028, 5.7400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.74%
Collateral, Par, or Maturity Value	$ 865,000
Current Value	$ 880,012
Investment, Identifier [Axis]: Bank of America Commercial Mtg Trust 2017-BNK3, FIXED, February 15, 2050, 3.3110%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.311%
Collateral, Par, or Maturity Value	$ 524,468
Current Value	$ 510,693
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, April 22, 2032, 2.6870%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.687%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 233,579
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, April 24, 2028, 3.7050%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.705%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 205,973
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, April 27, 2028, 4.3760%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.376%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 239,296
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, December 20, 2028, 3.4190%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.419%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 316,617
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, July 21, 2028, 3.5930%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.593%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 324,686
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, July 22, 2027, 1.7340%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.734%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 374,818
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, June 14, 2029, 2.0870%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.087%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 545,021
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, October 24, 2026, 1.1970%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.197%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 194,747
Investment, Identifier [Axis]: Bank of America Corp, VARIABLE, September 15, 2027, 5.9330%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.933%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 217,452
Investment, Identifier [Axis]: Bank of Montreal, FIXED, February 1, 2028, 5.2030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.203%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 61,762
Investment, Identifier [Axis]: Bank of Montreal, VARIABLE, September 10, 2027, 4.5670%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.567%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 212,299
Investment, Identifier [Axis]: Bank of Montreal, VARIABLE, September 10, 2030, 4.6400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.64%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 278,629
Investment, Identifier [Axis]: Bank of New York Mellon Corp, VARIABLE, July 21, 2028, 4.8900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.89%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 215,361
Investment, Identifier [Axis]: Bank of New York Mellon Corp, VARIABLE, July 24, 2026, 4.4140%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.414%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 132,152
Investment, Identifier [Axis]: Bank of New York Mellon Corp, VARIABLE, July 26, 2030, 4.5960%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.596%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 332,582
Investment, Identifier [Axis]: Bank of Nova Scotia/The, FIXED, February 1, 2030, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,646
Investment, Identifier [Axis]: Bank of Nova Scotia/The, VARIABLE, September 8, 2028, 4.4040%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.404%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 160,517
Investment, Identifier [Axis]: Baxter International Inc, FIXED, April 1, 2030, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 105,000
Current Value	$ 100,250
Investment, Identifier [Axis]: Baxter International Inc, FIXED, February 1, 2027, 1.9150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.915%
Collateral, Par, or Maturity Value	$ 520,000
Current Value	$ 494,260
Investment, Identifier [Axis]: Bayer US Finance II LLC, FIXED, December 15, 2025, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 208,984
Investment, Identifier [Axis]: Bayer US Finance II LLC, FIXED, December 15, 2028, 4.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 337,236
Investment, Identifier [Axis]: Becton Dickinson & Co, FIXED, February 13, 2028, 4.6930%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.693%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 222,889
Investment, Identifier [Axis]: Black Hills Corp, FIXED, January 15, 2026, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 463,597
Investment, Identifier [Axis]: Black Hills Corp, FIXED, January 15, 2027, 3.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 137,142
Investment, Identifier [Axis]: Boeing Co/The, FIXED, February 1, 2027, 2.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.70%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 433,973
Investment, Identifier [Axis]: Boeing Co/The, FIXED, February 4, 2026, 2.1960% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.196%
Collateral, Par, or Maturity Value	$ 20,000
Current Value	$ 19,574
Investment, Identifier [Axis]: Boeing Co/The, FIXED, February 4, 2026, 2.1960% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.196%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 68,510
Investment, Identifier [Axis]: Boeing Co/The, FIXED, May 1, 2027, 5.0400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 15,000
Current Value	$ 15,162
Investment, Identifier [Axis]: Boeing Co/The, FIXED, May 1, 2030, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 228,662
Investment, Identifier [Axis]: Boerne Independent School District, FIXED, February 1, 2025, 0.7860%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.786%
Collateral, Par, or Maturity Value	$ 475,000
Current Value	$ 475,211
Investment, Identifier [Axis]: BofA Auto Trust 2024-1, FIXED, November 15, 2028, 5.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 335,000
Current Value	$ 339,920
Investment, Identifier [Axis]: Brazos Education Loan Authority Inc, FLOATING, November 25, 2071, 5.0332%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0332%
Collateral, Par, or Maturity Value	$ 740,627
Current Value	$ 735,727
Investment, Identifier [Axis]: Brazos Education Loan Authority, FLOATING, January 25, 2072, 5.1532%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1532%
Collateral, Par, or Maturity Value	$ 385,814
Current Value	$ 384,230
Investment, Identifier [Axis]: Broadcom Inc, FIXED, February 15, 2028, 4.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 139,106
Investment, Identifier [Axis]: Broadcom Inc, FIXED, February 15, 2030, 4.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	206,591
Investment, Identifier [Axis]: CACTUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,692
Investment, Identifier [Axis]: CADENCE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	523,916
Investment, Identifier [Axis]: CADENCE DESIGN SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,476,554
Investment, Identifier [Axis]: CAL-MAINE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	240,112
Investment, Identifier [Axis]: CANNAE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	239,273
Investment, Identifier [Axis]: CAPITAL BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	140,135
Investment, Identifier [Axis]: CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,397,888
Investment, Identifier [Axis]: CARDINAL HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	492,713
Investment, Identifier [Axis]: CARGURUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,606,737
Investment, Identifier [Axis]: CARLISLE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	875,626
Investment, Identifier [Axis]: CARMAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	312,732
Investment, Identifier [Axis]: CARNIVAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	856,999
Investment, Identifier [Axis]: CARS.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	315,077
Investment, Identifier [Axis]: CASEY'S GENERAL STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	871,310
Investment, Identifier [Axis]: CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	164,831
Investment, Identifier [Axis]: CATHAY GENERAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,793
Investment, Identifier [Axis]: CENCORA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	521,932
Investment, Identifier [Axis]: CENTENE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	498,634
Investment, Identifier [Axis]: CERTARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 570,244
Investment, Identifier [Axis]: CES MU2 LLC, FIXED, May 13, 2027, 1.9940%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.994%
Collateral, Par, or Maturity Value	$ 397,097
Current Value	382,282
Investment, Identifier [Axis]: CF INDUSTRIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,061,502
Investment, Identifier [Axis]: CGMS Commercial Mortgage Trust 2017-B1, FIXED, August 15, 2050, 3.1970%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.197%
Collateral, Par, or Maturity Value	$ 1,093,441
Current Value	1,050,676
Investment, Identifier [Axis]: CHAMPIONX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	176,300
Investment, Identifier [Axis]: CHARLES RIVER LABORATORIES INT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,828,278
Investment, Identifier [Axis]: CHECK POINT SOFTWARE TECHNOLOG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,008,145
Investment, Identifier [Axis]: CHEMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	221,986
Investment, Identifier [Axis]: CHESAPEAKE UTILITIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	343,785
Investment, Identifier [Axis]: CHEWY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 926,601
Investment, Identifier [Axis]: CHRISTUS Health, FIXED, July 1, 2028, 4.3410%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.341%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	400,256
Investment, Identifier [Axis]: CHURCHILL DOWNS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,749,374
Investment, Identifier [Axis]: CIGNA GROUP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	412,553
Investment, Identifier [Axis]: CIMPRESS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	527,142
Investment, Identifier [Axis]: CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,142,146
Investment, Identifier [Axis]: CITIGROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,944,343
Investment, Identifier [Axis]: CLEAN HARBORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,659,958
Investment, Identifier [Axis]: CLEARWATER PAPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 223,186
Investment, Identifier [Axis]: CLEVELAND CLINIC HEALTH SYSTEM, FIXED, January 1, 2031, 2.7850%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.785%
Collateral, Par, or Maturity Value	$ 790,000
Current Value	718,153
Investment, Identifier [Axis]: CMS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 440,023
Investment, Identifier [Axis]: CNH Equipment Trust 2024-C, FIXED, January 15, 2030, 4.0300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.03%
Collateral, Par, or Maturity Value	$ 345,000
Current Value	$ 340,727
Investment, Identifier [Axis]: CNH Industrial Capital LLC, FIXED, April 20, 2029, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 313,161
Investment, Identifier [Axis]: CNH Industrial Capital LLC, FIXED, July 15, 2026, 1.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.45%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 287,269
Investment, Identifier [Axis]: CNH Industrial Capital LLC, FIXED, May 23, 2025, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	180,125
Investment, Identifier [Axis]: CNX RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,628
Investment, Identifier [Axis]: COCA-COLA CONSOLIDATED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	258,298
Investment, Identifier [Axis]: COLUMBIA BANKING SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	268,506
Investment, Identifier [Axis]: COLUMBIA SPORTSWEAR CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	132,022
Investment, Identifier [Axis]: COMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245,297
Investment, Identifier [Axis]: COMM 2015-CCRE22 Mortgage Trust, FIXED, March 10, 2048, 3.0480%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.048%
Collateral, Par, or Maturity Value	$ 112,869
Current Value	$ 112,964
Investment, Identifier [Axis]: COMM 2016-COR1 Mortgage Trust, FIXED, October 10, 2049, 2.8260%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.826%
Collateral, Par, or Maturity Value	$ 568,979
Current Value	$ 551,748
Investment, Identifier [Axis]: COMM 2016-CR28 Mortgage Trust, FIXED, February 10, 2049, 3.4950%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.495%
Collateral, Par, or Maturity Value	$ 342,678
Current Value	340,674
Investment, Identifier [Axis]: COMMERCIAL METALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	280,438
Investment, Identifier [Axis]: CONCENTRIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	185,758
Investment, Identifier [Axis]: CONMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	462,586
Investment, Identifier [Axis]: CONSENSUS CLOUD SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	360,381
Investment, Identifier [Axis]: COOPER COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,072,363
Investment, Identifier [Axis]: COPT DEFENSE PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	281,521
Investment, Identifier [Axis]: CORE & MAIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	542,141
Investment, Identifier [Axis]: CORPAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,836
Investment, Identifier [Axis]: COSTCO WHOLESALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,279,897
Investment, Identifier [Axis]: COTERRA ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,557,959
Investment, Identifier [Axis]: CRESCENT ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 279,621
Investment, Identifier [Axis]: CRH America Inc, FIXED, May 18, 2025, 3.8750% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 239,832
Investment, Identifier [Axis]: CRH America Inc, FIXED, May 18, 2025, 3.8750% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	299,790
Investment, Identifier [Axis]: CROCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,281
Investment, Identifier [Axis]: CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,462,868
Investment, Identifier [Axis]: CSAIL 2015-C4 Commercial Mortgage Trust, FIXED, November 15, 2048, 3.5438%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.5438%
Collateral, Par, or Maturity Value	$ 327,332
Current Value	$ 325,951
Investment, Identifier [Axis]: CSAIL 2018-C14 Commercial Mortgage Trust, VARIABLE, November 15, 2051, 4.4216%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.4216%
Collateral, Par, or Maturity Value	$ 565,000
Current Value	547,863
Investment, Identifier [Axis]: CSX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,953,594
Investment, Identifier [Axis]: CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,850
Investment, Identifier [Axis]: CURTISS-WRIGHT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,221,108
Investment, Identifier [Axis]: CUSTOMERS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,485
Investment, Identifier [Axis]: CVS Health Corp, FIXED, August 21, 2027, 1.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.30%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 309,709
Investment, Identifier [Axis]: CVS Health Corp, FIXED, February 20, 2026, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 244,146
Investment, Identifier [Axis]: CVS Health Corp, FIXED, February 21, 2030, 5.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 369,101
Investment, Identifier [Axis]: CVS Health Corp, FIXED, June 1, 2026, 2.8750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.875%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 126,541
Investment, Identifier [Axis]: CVS Health Corp, FIXED, March 25, 2028, 4.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 75,000
Current Value	$ 73,516
Investment, Identifier [Axis]: Campbell Union High School District, FIXED, August 1, 2031, 1.7120%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.712%
Collateral, Par, or Maturity Value	$ 650,000
Current Value	$ 544,865
Investment, Identifier [Axis]: Canadian Natural Resources Ltd, FIXED, June 1, 2027, 3.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 235,662
Investment, Identifier [Axis]: Canadian Pacific Railway Co, FIXED, February 1, 2026, 3.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.70%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 270,507
Investment, Identifier [Axis]: Canadian Pacific Railway Co, FIXED, June 1, 2028, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 185,618
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, February 1, 2029, 5.4680%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.468%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 123,558
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, March 1, 2030, 3.2730%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.273%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 130,969
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, March 3, 2026, 2.6360%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.636%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 241,061
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, May 10, 2028, 4.9270% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.927%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,369
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, May 10, 2028, 4.9270% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.927%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 120,442
Investment, Identifier [Axis]: Capital One Financial Corp, VARIABLE, November 2, 2027, 1.8780%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.878%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 94,785
Investment, Identifier [Axis]: Capital One Prime Auto Receivables Trust 2023-2, FIXED, June 15, 2028, 5.8200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.82%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 229,602
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2023-4, FIXED, July 17, 2028, 6.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.00%
Collateral, Par, or Maturity Value	$ 520,000
Current Value	$ 530,714
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2024-1, FIXED, October 16, 2028, 4.9200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Collateral, Par, or Maturity Value	$ 760,000
Current Value	$ 765,802
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2023-3, FIXED, May 15, 2028, 5.2800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.28%
Collateral, Par, or Maturity Value	$ 355,000
Current Value	$ 358,835
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2024-3, FIXED, July 16, 2029, 4.8900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.89%
Collateral, Par, or Maturity Value	$ 255,000
Current Value	$ 256,953
Investment, Identifier [Axis]: Cedars-Sinai Health System, FIXED, August 15, 2031, 2.2880%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.288%
Collateral, Par, or Maturity Value	$ 550,000
Current Value	$ 467,149
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC, FIXED, October 1, 2028, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 143,526
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC, FIXED, September 1, 2026, 2.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 106,941
Investment, Identifier [Axis]: Charles Schwab Corp, VARIABLE, May 19, 2029, 5.6430%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.643%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 184,844
Investment, Identifier [Axis]: Charles Schwab Corp/The, FIXED, August 24, 2026, 5.8750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.875%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 342,527
Investment, Identifier [Axis]: Charles Schwab Corp/The, VARIABLE, November 17, 2029, 6.1960%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.196%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 199,448
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-2A, FIXED, June 25, 2029, 5.5200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.52%
Collateral, Par, or Maturity Value	$ 255,000
Current Value	$ 259,144
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-3, FIXED, July 25, 2029, 5.2200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.22%
Collateral, Par, or Maturity Value	$ 255,000
Current Value	$ 257,931
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-4, FIXED, July 25, 2029, 4.9400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.94%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 372,177
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2015-GC31, FIXED, June 10, 2048, 3.7620%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.762%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 358,253
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-P6, FIXED, December 10, 2049, 3.4580%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.458%
Collateral, Par, or Maturity Value	$ 425,668
Current Value	$ 416,692
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2018-B2, FIXED, March 10, 2051, 4.0090%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.009%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 438,201
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, April 8, 2026, 3.1060%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.106%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 80,189
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, February 24, 2028, 3.0700% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.07%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 213,926
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, February 24, 2028, 3.0700% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.07%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 350,061
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, July 24, 2028, 3.6680% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.668%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 433,234
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, July 24, 2028, 3.6680% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.668%
Collateral, Par, or Maturity Value	$ 730,000
Current Value	$ 718,774
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, June 9, 2027, 1.4620%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.462%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 228,721
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, March 17, 2033, 3.7850%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.785%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 81,806
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, May 24, 2028, 4.6580%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.658%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 59,904
Investment, Identifier [Axis]: Citigroup Inc, VARIABLE, October 27, 2028, 3.5200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.52%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 387,446
Investment, Identifier [Axis]: Citizens Auto Receivables Trust 2024-1, FIXED, April 17, 2028, 5.1100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.11%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	$ 544,846
Investment, Identifier [Axis]: Citizens Auto Receivables Trust 2024-2, FIXED, August 15, 2028, 5.3300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 470,000
Current Value	$ 476,215
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI, VARIABLE, August 9, 2028, 4.5750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.575%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 504,414
Investment, Identifier [Axis]: City & County of Honolulu HI, FIXED, September 1, 2031, 3.8030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.803%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 431,463
Investment, Identifier [Axis]: City of Chesapeake VA, FIXED, August 1, 2025, 1.6990%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.699%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 193,533
Investment, Identifier [Axis]: Comcast Corp, FIXED, May 1, 2028, 3.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 67,610
Investment, Identifier [Axis]: Comcast Corp, FIXED, October 15, 2028, 4.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 98,416
Investment, Identifier [Axis]: Commonwealth of Massachusetts, FIXED, July 15, 2031, 4.1100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.11%
Collateral, Par, or Maturity Value	$ 297,008
Current Value	$ 295,784
Investment, Identifier [Axis]: Connecticut Light and Power Co/The, FIXED, August 15, 2034, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 39,773
Investment, Identifier [Axis]: Consumers 2023 Securitization Funding LLC, FIXED, September 1, 2030, 5.2100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.21%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 472,583
Investment, Identifier [Axis]: Consumers Energy Co, FIXED, January 15, 2030, 4.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 121,453
Investment, Identifier [Axis]: Cooperatieve Rabobank UA, VARIABLE, April 6, 2028, 3.6490%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.649%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 430,675
Investment, Identifier [Axis]: Cooperatieve Rabobank UA, VARIABLE, August 22, 2028, 4.6550%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.655%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 281,810
Investment, Identifier [Axis]: Cooperatieve Rabobank UA, VARIABLE, February 28, 2029, 5.5640%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.564%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 319,989
Investment, Identifier [Axis]: Corebridge Global Funding, FIXED, August 20, 2027, 4.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,914
Investment, Identifier [Axis]: Corebridge Global Funding, FIXED, January 12, 2029, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 329,552
Investment, Identifier [Axis]: Corebridge Global Funding, FIXED, September 19, 2028, 5.9000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 125,373
Investment, Identifier [Axis]: Corebridge Global Funding, FIXED, September 19, 2028, 5.9000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 208,955
Investment, Identifier [Axis]: Coterra Energy Inc, FIXED, May 15, 2027, 3.9000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 186,701
Investment, Identifier [Axis]: Coterra Energy Inc, FIXED, May 15, 2027, 3.9000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,527
Investment, Identifier [Axis]: County of Bexar TX, FIXED, June 15, 2031, 2.0210%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.021%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 331,913
Investment, Identifier [Axis]: CubeSmart LP, FIXED, December 15, 2028, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 189,059
Investment, Identifier [Axis]: CubeSmart LP, FIXED, November 15, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	119,762
Investment, Identifier [Axis]: DATADOG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,984,028
Investment, Identifier [Axis]: DAVITA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 758,219
Investment, Identifier [Axis]: DBJPM 16-C1 Mortgage Trust, FIXED, May 10, 2049, 3.0150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.015%
Collateral, Par, or Maturity Value	$ 431,759
Current Value	424,141
Investment, Identifier [Axis]: DECKERS OUTDOOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	814,188
Investment, Identifier [Axis]: DEXCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,264,929
Investment, Identifier [Axis]: DIAMONDBACK ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	297,351
Investment, Identifier [Axis]: DICK'S SPORTING GOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	951,974
Investment, Identifier [Axis]: DIODES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218,127
Investment, Identifier [Axis]: DLLAA 2023-1 LLC, FIXED, February 22, 2028, 5.6400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.64%
Collateral, Par, or Maturity Value	$ 510,000
Current Value	$ 518,507
Investment, Identifier [Axis]: DLLAD 2021-1 LLC, FIXED, June 20, 2029, 0.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.90%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 307,361
Investment, Identifier [Axis]: DLLST 2024-1 LLC, FIXED, August 20, 2027, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 281,734
Investment, Identifier [Axis]: DOC DR LLC, FIXED, March 15, 2027, 4.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	180,327
Investment, Identifier [Axis]: DODGE & COX INTL STCK-X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,131,794
Investment, Identifier [Axis]: DOLLAR GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	326,253
Investment, Identifier [Axis]: DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	222,603
Investment, Identifier [Axis]: DONNELLEY FINANCIAL SOLUTIONS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,217
Investment, Identifier [Axis]: DOUGLAS DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,493
Investment, Identifier [Axis]: DOVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	402,402
Investment, Identifier [Axis]: DOXIMITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,179,972
Investment, Identifier [Axis]: DT MIDSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 348,701
Investment, Identifier [Axis]: DTE Electric Co, FIXED, April 1, 2028, 1.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.90%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 110,458
Investment, Identifier [Axis]: DTE Electric Securitization Funding II LLC, FIXED, March 1, 2032, 5.9700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.97%
Collateral, Par, or Maturity Value	$ 377,487
Current Value	397,423
Investment, Identifier [Axis]: DYNATRACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	989,224
Investment, Identifier [Axis]: DYNE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,111
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC, FIXED, April 7, 2027, 3.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.65%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,274
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC, FIXED, December 14, 2026, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 474,206
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC, FIXED, January 15, 2027, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,780
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2023-3, FIXED, April 23, 2029, 5.9300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.93%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 415,988
Investment, Identifier [Axis]: Digital Realty Trust LP, FIXED, July 15, 2028, 4.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 250,658
Investment, Identifier [Axis]: Dominion Energy South Carolina Inc, FIXED, December 1, 2031, 2.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 209,902
Investment, Identifier [Axis]: Duke Energy Carolinas LLC, FIXED, April 15, 2031, 2.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.55%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 322,663
Investment, Identifier [Axis]: Duke Energy Florida LLC, FIXED, December 15, 2031, 2.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	346,641
Investment, Identifier [Axis]: EAGLE MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	291,424
Investment, Identifier [Axis]: EAST WEST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	536,735
Investment, Identifier [Axis]: EASTMAN CHEMICAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,680
Investment, Identifier [Axis]: EATON CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,698,511
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2018-2, FLOATING, September 25, 2068, 5.4833%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4833%
Collateral, Par, or Maturity Value	$ 561,786
Current Value	555,141
Investment, Identifier [Axis]: ECOVYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	368,477
Investment, Identifier [Axis]: EDWARDS LIFESCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,090,684
Investment, Identifier [Axis]: ELASTIC NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,581,614
Investment, Identifier [Axis]: ELDORADO GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,072
Investment, Identifier [Axis]: ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,872
Investment, Identifier [Axis]: ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,414,036
Investment, Identifier [Axis]: ELM Trust 2024-ELM, VARIABLE, June 10, 2039, 5.8009% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8009%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 243,454
Investment, Identifier [Axis]: ELM Trust 2024-ELM, VARIABLE, June 10, 2039, 5.8009% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8009%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	263,742
Investment, Identifier [Axis]: EMCOR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 768,453
Investment, Identifier [Axis]: EMD Finance LLC, FIXED, March 19, 2025, 3.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	191,138
Investment, Identifier [Axis]: EMERSON ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	188,002
Investment, Identifier [Axis]: ENACT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,150
Investment, Identifier [Axis]: ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	777,864
Investment, Identifier [Axis]: ENERSYS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	577,503
Investment, Identifier [Axis]: ENOVIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,823
Investment, Identifier [Axis]: ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,683,723
Investment, Identifier [Axis]: ENVISTA HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,294
Investment, Identifier [Axis]: EOG RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,614,379
Investment, Identifier [Axis]: EPR PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74,346
Investment, Identifier [Axis]: EQT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	249,686
Investment, Identifier [Axis]: EQUITABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	663,682
Investment, Identifier [Axis]: ESAB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,983
Investment, Identifier [Axis]: ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	339,488
Investment, Identifier [Axis]: ESSEX PROPERTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,574
Investment, Identifier [Axis]: EURONET WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,646,983
Investment, Identifier [Axis]: EVERCORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	451,265
Investment, Identifier [Axis]: EVEREST GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	240,673
Investment, Identifier [Axis]: EVERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	212,778
Investment, Identifier [Axis]: EVOLENT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,278
Investment, Identifier [Axis]: EXACT SCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,987
Investment, Identifier [Axis]: EXIM Bank of the United States, FIXED, June 30, 2027, 2.4150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.415%
Collateral, Par, or Maturity Value	$ 414,612
Current Value	399,092
Investment, Identifier [Axis]: EXPAND ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	342,950
Investment, Identifier [Axis]: EXTRA SPACE STORAGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 185,504
Investment, Identifier [Axis]: East Ohio Gas Co/The, FIXED, June 15, 2025, 1.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.30%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 236,017
Investment, Identifier [Axis]: Eastman Chemical Co, FIXED, December 1, 2028, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 157,589
Investment, Identifier [Axis]: Enbridge Inc, FIXED, April 5, 2027, 5.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Collateral, Par, or Maturity Value	$ 0
Current Value	$ (13)
Investment, Identifier [Axis]: Enbridge Inc, FIXED, April 5, 2029, 5.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 102,299
Investment, Identifier [Axis]: Enbridge Inc, FIXED, February 14, 2025, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 110,721
Investment, Identifier [Axis]: Enbridge Inc, FIXED, November 15, 2026, 5.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 164,316
Investment, Identifier [Axis]: Enbridge Inc, FIXED, November 15, 2029, 3.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 137,920
Investment, Identifier [Axis]: Energy Transfer LP, FIXED, December 1, 2026, 6.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.05%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 256,613
Investment, Identifier [Axis]: Energy Transfer LP, FIXED, December 1, 2028, 6.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.10%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 240,063
Investment, Identifier [Axis]: Energy Transfer LP, FIXED, March 15, 2027, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,196
Investment, Identifier [Axis]: Entergy Texas Inc, FIXED, September 1, 2026, 1.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.50%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 142,753
Investment, Identifier [Axis]: Enterprise Fleet Financing 2023-3 LLC, FIXED, March 20, 2030, 6.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.40%
Collateral, Par, or Maturity Value	$ 546,486
Current Value	$ 557,857
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-1 LLC, FIXED, March 20, 2030, 5.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 472,991
Current Value	$ 477,128
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-2 LLC, FIXED, April 20, 2028, 5.6100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.61%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,733
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-3 LLC, FIXED, August 21, 2028, 4.9800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 367,673
Investment, Identifier [Axis]: Equifax Inc, FIXED, December 15, 2027, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 130,989
Investment, Identifier [Axis]: Equifax Inc, FIXED, June 1, 2028, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 90,717
Investment, Identifier [Axis]: Equifax Inc, FIXED, September 15, 2029, 4.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 90,493
Investment, Identifier [Axis]: Equifax Inc, FIXED, September 15, 2031, 2.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.35%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 143,403
Investment, Identifier [Axis]: Evergy Metro Inc, FIXED, June 1, 2030, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 243,188
Investment, Identifier [Axis]: Evergy Missouri West Inc, FIXED, December 15, 2027, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,159
Investment, Identifier [Axis]: Exelon Corp, FIXED, March 15, 2028, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 418,632
Investment, Identifier [Axis]: Extra Space Storage LP, FIXED, January 15, 2031, 5.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 211,783
Investment, Identifier [Axis]: Extra Space Storage LP, FIXED, July 1, 2026, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 109,859
Investment, Identifier [Axis]: Extra Space Storage LP, FIXED, June 15, 2029, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	220,494
Investment, Identifier [Axis]: F5 INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,209,068
Investment, Identifier [Axis]: FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,104,457
Investment, Identifier [Axis]: FEDERAL AGRICULTURAL MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	389,764
Investment, Identifier [Axis]: FEDERAL SIGNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	455,206
Investment, Identifier [Axis]: FEDEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,810,359
Investment, Identifier [Axis]: FIDELITY NATIONAL FINANCIAL IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	573,695
Investment, Identifier [Axis]: FIDELITY NATIONAL INFORMATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,045,096
Investment, Identifier [Axis]: FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	318,766
Investment, Identifier [Axis]: FIRST AMERICAN FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	673,603
Investment, Identifier [Axis]: FIRST INDUSTRIAL REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,852
Investment, Identifier [Axis]: FIRST INTERSTATE BANCSYSTEM IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,322
Investment, Identifier [Axis]: FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	484,019
Investment, Identifier [Axis]: FIRSTENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,675
Investment, Identifier [Axis]: FLEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,886,523
Investment, Identifier [Axis]: FMC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 163,524
Investment, Identifier [Axis]: FN 4.28 MultiFam FWD FEB 2025, FIXED, February 1, 2029, 4.2800% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 156,502
Investment, Identifier [Axis]: FN 4.28 MultiFam FWD FEB 2025, FIXED, February 1, 2029, 4.2800% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 215,190
Investment, Identifier [Axis]: FN 4.34 MultiFam FWD JAN 2025, FIXED, January 1, 2030, 4.3400% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 157,546
Investment, Identifier [Axis]: FN 4.34 MultiFam FWD JAN 2025, FIXED, January 1, 2030, 4.3400% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 226,472
Investment, Identifier [Axis]: FN 4.62 MultiFam FWD JAN 2025, FIXED, January 1, 2031, 4.6200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Collateral, Par, or Maturity Value	$ 1,030,000
Current Value	$ 1,021,016
Investment, Identifier [Axis]: FN 4.63 MultiFam FWD JAN 2025, FIXED, January 1, 2030, 4.6300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.63%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 299,907
Investment, Identifier [Axis]: FN 4.86 MultiFam FWD JAN 2025, FIXED, January 1, 2030, 4.8600% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,325
Investment, Identifier [Axis]: FN 4.86 MultiFam FWD JAN 2025, FIXED, January 1, 2030, 4.8600% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	603,180
Investment, Identifier [Axis]: FNB CORP/PA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	252,117
Investment, Identifier [Axis]: FORTINET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,202,258
Investment, Identifier [Axis]: FORTIVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	596,175
Investment, Identifier [Axis]: FOX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	844,452
Investment, Identifier [Axis]: FOX FACTORY HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,730
Investment, Identifier [Axis]: FRONTDOOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	467,593
Investment, Identifier [Axis]: FTI CONSULTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 254,776
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2028, 4.0200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.02%
Collateral, Par, or Maturity Value	$ 550,000
Current Value	$ 542,148
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2029, 2.2700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.27%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	$ 491,850
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2029, 4.4700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.47%
Collateral, Par, or Maturity Value	$ 650,000
Current Value	$ 645,336
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2041, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 366,248
Current Value	$ 348,953
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2047, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 472,969
Current Value	$ 410,947
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, April 1, 2048, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 61,337
Current Value	$ 57,065
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2029, 4.3700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.37%
Collateral, Par, or Maturity Value	$ 810,000
Current Value	$ 799,428
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2046, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 239,687
Current Value	$ 226,590
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 492,723
Current Value	$ 444,347
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2048, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 246,476
Current Value	$ 235,827
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2056, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 441,214
Current Value	$ 388,348
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2056, 5.0000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 1,000,617
Current Value	$ 979,899
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, August 1, 2056, 5.0000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 754,564
Current Value	$ 738,940
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2028, 5.1800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.18%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 284,785
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2028, 5.3300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 640,000
Current Value	$ 655,168
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2029, 4.3500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 206,931
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2029, 4.3500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 560,000
Current Value	$ 551,817
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2031, 3.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 384,376
Current Value	$ 372,274
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2031, 3.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 604,019
Current Value	$ 585,001
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2049, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 398,566
Current Value	$ 344,420
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2050, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,679,239
Current Value	$ 2,215,257
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2050, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 3,867,073
Current Value	$ 3,197,382
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,694,009
Current Value	$ 1,343,394
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 3,071,836
Current Value	$ 2,433,664
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 345,017
Current Value	$ 272,549
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 620,283
Current Value	$ 488,346
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 775,598
Current Value	$ 612,731
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 6
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 795,079
Current Value	$ 625,968
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.0000% 7
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 821,292
Current Value	$ 651,310
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, December 1, 2051, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 454,930
Current Value	$ 375,222
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2031, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 317,689
Current Value	$ 306,302
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2035, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 44,583
Current Value	$ 41,009
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2035, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 51,128
Current Value	$ 47,029
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2035, 2.5000% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 56,848
Current Value	$ 52,292
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2035, 2.5000% 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 96,858
Current Value	$ 88,999
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 61,105
Current Value	$ 55,001
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2052, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,368,732
Current Value	$ 1,084,416
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, February 1, 2057, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 404,443
Current Value	$ 371,982
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2026, 3.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.10%
Collateral, Par, or Maturity Value	$ 880,000
Current Value	$ 868,889
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2028, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 77,199
Current Value	$ 75,341
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2029, 5.0900% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.09%
Collateral, Par, or Maturity Value	$ 1,270,000
Current Value	$ 1,292,775
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2029, 5.0900% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.09%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 539,505
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.2550% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.255%
Collateral, Par, or Maturity Value	$ 30,000
Current Value	$ 29,431
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.2550% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.255%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 49,052
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 39,324
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 58,986
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3200% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.32%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 206,643
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3200% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.32%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 295,204
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3250% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.325%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 314,958
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3250% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.325%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 452,752
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3600% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 98,585
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2030, 4.3600% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 138,019
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2035, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 252,294
Current Value	$ 232,076
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2041, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 48,593
Current Value	$ 46,298
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2046, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 719,194
Current Value	$ 649,699
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2051, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 1,174,323
Current Value	$ 1,110,557
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2052, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 418,880
Current Value	$ 329,780
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2052, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 1,284,949
Current Value	$ 1,059,829
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2052, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,145,974
Current Value	$ 1,776,787
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, January 1, 2052, 2.5000% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,252,321
Current Value	$ 1,863,427
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2030, 4.6800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.68%
Collateral, Par, or Maturity Value	$ 960,000
Current Value	$ 958,573
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2046, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 280,511
Current Value	$ 253,152
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 551,451
Current Value	$ 496,355
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2049, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 294,235
Current Value	$ 264,559
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2052, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,811,825
Current Value	$ 1,670,170
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2056, 4.0000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 211,192
Current Value	$ 194,243
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, July 1, 2056, 4.0000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 927,072
Current Value	$ 852,676
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, June 1, 2026, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 67,455
Current Value	$ 67,195
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, June 1, 2047, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 349,747
Current Value	$ 326,675
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, June 1, 2056, 4.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 259,464
Current Value	$ 247,287
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, June 1, 2056, 4.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 346,738
Current Value	$ 330,465
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, June 1, 2056, 4.5000% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 517,414
Current Value	$ 493,131
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, March 1, 2025, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 2,396
Current Value	$ 2,399
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, March 1, 2028, 4.7900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.79%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,151
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, March 1, 2029, 4.8800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.88%
Collateral, Par, or Maturity Value	$ 923,000
Current Value	$ 933,787
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, March 1, 2049, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 622,814
Current Value	$ 578,793
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, March 1, 2051, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,074,856
Current Value	$ 995,709
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2027, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 12,045
Current Value	$ 11,874
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2029, 4.9620%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.962%
Collateral, Par, or Maturity Value	$ 1,420,000
Current Value	$ 1,438,083
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2031, 4.5700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.57%
Collateral, Par, or Maturity Value	$ 1,250,000
Current Value	$ 1,231,134
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2051, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,310,010
Current Value	$ 1,218,478
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2052, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 693,318
Current Value	$ 593,903
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, May 1, 2052, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 959,569
Current Value	$ 860,413
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 6,869
Current Value	$ 6,849
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2028, 1.3900% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.39%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 442,965
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2028, 1.3900% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.39%
Collateral, Par, or Maturity Value	$ 820,000
Current Value	$ 726,463
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2029, 3.8150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.815%
Collateral, Par, or Maturity Value	$ 670,000
Current Value	$ 644,804
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2031, 4.1400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 346,483
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2040, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 284,435
Current Value	$ 271,000
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2045, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 837,615
Current Value	$ 756,683
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2046, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 377,071
Current Value	$ 340,234
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, November 1, 2048, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 769,646
Current Value	$ 736,876
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2027, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 27,442
Current Value	$ 27,155
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2028, 4.9200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Collateral, Par, or Maturity Value	$ 1,060,000
Current Value	$ 1,071,616
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2028, 5.3800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 920,000
Current Value	$ 944,816
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2029, 4.0800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.08%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 311,648
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2029, 5.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 610,000
Current Value	$ 624,513
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2030, 2.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.85%
Collateral, Par, or Maturity Value	$ 1,005,000
Current Value	$ 906,765
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2047, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 663,543
Current Value	$ 617,324
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2052, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 1,104,203
Current Value	$ 1,052,086
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, October 1, 2052, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 2,446,214
Current Value	$ 2,388,377
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, September 1, 2029, 4.0400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.04%
Collateral, Par, or Maturity Value	$ 810,000
Current Value	$ 787,626
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, September 1, 2049, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 173,565
Current Value	$ 150,040
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, September 1, 2049, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 218,141
Current Value	$ 196,334
Investment, Identifier [Axis]: Fannie Mae Pool, FIXED, September 1, 2060, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 957,416
Current Value	$ 805,556
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, April 1, 2048, 3.3830%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.383%
Collateral, Par, or Maturity Value	$ 115,978
Current Value	$ 118,632
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, August 1, 2042, 7.4150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.415%
Collateral, Par, or Maturity Value	$ 54,384
Current Value	$ 56,270
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, August 1, 2052, 4.0930%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.093%
Collateral, Par, or Maturity Value	$ 454,367
Current Value	$ 443,523
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, August 1, 2052, 4.5170%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.517%
Collateral, Par, or Maturity Value	$ 341,445
Current Value	$ 337,319
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, December 1, 2052, 4.8310%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.831%
Collateral, Par, or Maturity Value	$ 409,608
Current Value	$ 408,096
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, December 1, 2052, 5.2520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.252%
Collateral, Par, or Maturity Value	$ 511,689
Current Value	$ 514,697
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, July 1, 2042, 7.4660%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.466%
Collateral, Par, or Maturity Value	$ 117,037
Current Value	$ 121,081
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, July 1, 2045, 7.3990%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.399%
Collateral, Par, or Maturity Value	$ 176,696
Current Value	$ 182,301
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, July 1, 2052, 3.6180%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.618%
Collateral, Par, or Maturity Value	$ 321,857
Current Value	$ 309,804
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, July 1, 2052, 3.8760%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.876%
Collateral, Par, or Maturity Value	$ 855,363
Current Value	$ 829,700
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2045, 7.2010%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.201%
Collateral, Par, or Maturity Value	$ 36,371
Current Value	$ 37,657
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2047, 7.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.375%
Collateral, Par, or Maturity Value	$ 208,482
Current Value	$ 216,179
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2047, 7.4520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.452%
Collateral, Par, or Maturity Value	$ 321,752
Current Value	$ 332,466
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2052, 2.4690%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.469%
Collateral, Par, or Maturity Value	$ 508,881
Current Value	$ 472,518
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2052, 2.5560%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.556%
Collateral, Par, or Maturity Value	$ 572,629
Current Value	$ 532,771
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2052, 3.8030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.803%
Collateral, Par, or Maturity Value	$ 623,475
Current Value	$ 603,171
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, June 1, 2053, 5.1520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.152%
Collateral, Par, or Maturity Value	$ 1,002,280
Current Value	$ 1,005,302
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, March 1, 2044, 6.0740%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.074%
Collateral, Par, or Maturity Value	$ 78,296
Current Value	$ 80,691
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, May 1, 2047, 7.3530%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.353%
Collateral, Par, or Maturity Value	$ 464,624
Current Value	$ 479,302
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, May 1, 2052, 3.0660%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.066%
Collateral, Par, or Maturity Value	$ 704,706
Current Value	$ 667,611
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, November 1, 2052, 5.1020%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.102%
Collateral, Par, or Maturity Value	$ 841,747
Current Value	$ 844,686
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, October 1, 2047, 7.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.10%
Collateral, Par, or Maturity Value	$ 12,760
Current Value	$ 13,141
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, October 1, 2052, 4.5670%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.567%
Collateral, Par, or Maturity Value	$ 480,106
Current Value	$ 474,620
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, September 1, 2047, 7.3700% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.37%
Collateral, Par, or Maturity Value	$ 12,486
Current Value	$ 12,873
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, September 1, 2047, 7.3700% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.37%
Collateral, Par, or Maturity Value	$ 4,769
Current Value	$ 4,916
Investment, Identifier [Axis]: Fannie Mae Pool, FLOATING, September 1, 2052, 3.4810%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.481%
Collateral, Par, or Maturity Value	$ 705,981
Current Value	$ 679,172
Investment, Identifier [Axis]: FedEx Corp, FIXED, February 15, 2028, 3.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.40%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 87,378
Investment, Identifier [Axis]: Federal Realty OP LP, FIXED, July 15, 2027, 3.2500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 136,722
Investment, Identifier [Axis]: Federal Realty OP LP, FIXED, July 15, 2027, 3.2500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 244,147
Investment, Identifier [Axis]: Federal Realty OP LP, FIXED, May 1, 2028, 5.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.375%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 163,002
Investment, Identifier [Axis]: Fifth Third Auto Trust 2023-1, FIXED, August 15, 2028, 5.5300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.53%
Collateral, Par, or Maturity Value	$ 590,000
Current Value	$ 597,921
Investment, Identifier [Axis]: Fifth Third Bancorp, VARIABLE, April 25, 2028, 4.0550% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.055%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 128,169
Investment, Identifier [Axis]: Fifth Third Bancorp, VARIABLE, April 25, 2028, 4.0550% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.055%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 49,296
Investment, Identifier [Axis]: Fifth Third Bancorp, VARIABLE, April 25, 2033, 4.3370%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.337%
Collateral, Par, or Maturity Value	$ 30,000
Current Value	$ 28,113
Investment, Identifier [Axis]: Fifth Third Bancorp, VARIABLE, January 29, 2032, 5.6310%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.631%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,786
Investment, Identifier [Axis]: Fifth Third Bancorp, VARIABLE, July 28, 2030, 4.7720%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.772%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 270,089
Investment, Identifier [Axis]: Fifth Third Bank Inc, FIXED, March 15, 2026, 3.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,751
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co, FIXED, April 1, 2028, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 162,828
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co, FIXED, March 30, 2026, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 142,183
Investment, Identifier [Axis]: FirstEnergy Transmission LLC, FIXED, September 15, 2028, 2.8660%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.866%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 93,466
Investment, Identifier [Axis]: Fiserv Inc, FIXED, July 1, 2026, 3.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 228,641
Investment, Identifier [Axis]: Fiserv Inc, FIXED, March 15, 2030, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 181,224
Investment, Identifier [Axis]: Fiserv Inc, FIXED, October 1, 2028, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,588
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC, FIXED, July 15, 2025, 4.3500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 560,000
Current Value	$ 568,921
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC, FIXED, July 15, 2025, 4.3500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 91,434
Investment, Identifier [Axis]: Ford Credit Auto Lease Trust 2024-B, FIXED, December 15, 2027, 4.9900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.99%
Collateral, Par, or Maturity Value	$ 550,000
Current Value	$ 554,828
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2022-REV1, FIXED, November 15, 2034, 3.8800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.88%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 255,752
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2023-C, FIXED, September 15, 2028, 5.5300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.53%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 325,007
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2023-REV1, FIXED, August 15, 2035, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 1,015,000
Current Value	$ 1,021,108
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2024-A, FIXED, December 15, 2028, 5.0900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.09%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 414,592
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A, FIXED, April 15, 2029, 5.2900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.29%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 279,385
Investment, Identifier [Axis]: Ford Motor Credit Co LLC, FIXED, November 5, 2026, 5.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,428
Investment, Identifier [Axis]: Ford Motor Credit Co LLC, FIXED, September 6, 2029, 5.3030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.303%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,348
Investment, Identifier [Axis]: Fortune Brands Innovations Inc, FIXED, June 15, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 109,758
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, April 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 1,206,704
Current Value	$ 1,092,133
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, August 1, 2046, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 842,654
Current Value	$ 763,939
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, August 1, 2048, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 516,286
Current Value	$ 494,860
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, December 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 247,424
Current Value	$ 223,699
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, February 1, 2025, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 2,103
Current Value	$ 2,107
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, February 1, 2047, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 310,091
Current Value	$ 279,970
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, January 1, 2028, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 73,670
Current Value	$ 71,616
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, January 1, 2048, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 291,198
Current Value	$ 263,369
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, January 1, 2048, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 149,278
Current Value	$ 139,079
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, July 1, 2026, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 40,323
Current Value	$ 40,227
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, June 1, 2025, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 9,837
Current Value	$ 9,856
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, June 1, 2048, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 853,644
Current Value	$ 796,361
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, March 1, 2048, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 602,540
Current Value	$ 543,056
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, May 1, 2049, 3.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 236,001
Current Value	$ 212,690
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, May 1, 2049, 3.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 386,530
Current Value	$ 348,345
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, November 1, 2048, 4.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 344,605
Current Value	$ 330,446
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, November 1, 2048, 4.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 575,787
Current Value	$ 552,310
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, October 1, 2045, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 110,585
Current Value	$ 100,254
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, October 1, 2047, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 407,248
Current Value	$ 379,339
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, September 1, 2047, 4.0000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 296,405
Current Value	$ 275,206
Investment, Identifier [Axis]: Freddie Mac Gold Pool, FIXED, September 1, 2047, 4.0000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 549,892
Current Value	$ 512,266
Investment, Identifier [Axis]: Freddie Mac Multifam Struct PT Cert, VARIABLE, January 25, 2046, 6.8923%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.8923%
Collateral, Par, or Maturity Value	$ 34,140
Current Value	$ 34,199
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert, FIXED, October 25, 2028, 4.8600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 372,692
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert, FIXED, September 25, 2028, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 1,100,000
Current Value	$ 1,108,736
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert, VARIABLE, August 25, 2028, 4.7400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.74%
Collateral, Par, or Maturity Value	$ 375,000
Current Value	$ 376,372
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates, VARIABLE, May 25, 2051, 1.2354%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.2354%
Collateral, Par, or Maturity Value	$ 860,660
Current Value	$ 827,303
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, August 1, 2045, 7.2810%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.281%
Collateral, Par, or Maturity Value	$ 105,356
Current Value	$ 109,019
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, August 1, 2045, 7.3700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.37%
Collateral, Par, or Maturity Value	$ 142,322
Current Value	$ 148,841
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, August 1, 2047, 7.4150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.415%
Collateral, Par, or Maturity Value	$ 32,775
Current Value	$ 34,014
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, August 1, 2048, 3.4700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.47%
Collateral, Par, or Maturity Value	$ 73,297
Current Value	$ 73,940
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, August 1, 2052, 3.9990%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.999%
Collateral, Par, or Maturity Value	$ 624,002
Current Value	$ 605,339
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, December 1, 2052, 4.8340%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.834%
Collateral, Par, or Maturity Value	$ 501,370
Current Value	$ 498,059
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, July 1, 2052, 3.4450%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.445%
Collateral, Par, or Maturity Value	$ 490,122
Current Value	$ 467,773
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, July 1, 2052, 4.2330%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.233%
Collateral, Par, or Maturity Value	$ 618,829
Current Value	$ 604,491
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, June 1, 2052, 3.9260%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.926%
Collateral, Par, or Maturity Value	$ 853,228
Current Value	$ 826,157
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, June 1, 2052, 4.2670%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.267%
Collateral, Par, or Maturity Value	$ 576,368
Current Value	$ 563,860
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, May 1, 2047, 7.1650%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.165%
Collateral, Par, or Maturity Value	$ 109,541
Current Value	$ 111,578
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, May 1, 2047, 7.2010%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.201%
Collateral, Par, or Maturity Value	$ 190,521
Current Value	$ 196,055
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, November 1, 2052, 4.5590%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.559%
Collateral, Par, or Maturity Value	$ 344,667
Current Value	$ 339,529
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, October 1, 2043, 7.0010%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.001%
Collateral, Par, or Maturity Value	$ 63,387
Current Value	$ 65,568
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, October 1, 2052, 4.2810%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.281%
Collateral, Par, or Maturity Value	$ 426,180
Current Value	$ 416,514
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, September 1, 2046, 7.1150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.115%
Collateral, Par, or Maturity Value	$ 38,321
Current Value	$ 39,695
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, September 1, 2047, 7.3370%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.337%
Collateral, Par, or Maturity Value	$ 203,171
Current Value	$ 210,878
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, September 1, 2052, 4.0450%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.045%
Collateral, Par, or Maturity Value	$ 1,028,953
Current Value	$ 999,648
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, September 1, 2052, 4.1480%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.148%
Collateral, Par, or Maturity Value	$ 307,616
Current Value	$ 299,411
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool, FLOATING, September 1, 2052, 4.6920%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.692%
Collateral, Par, or Maturity Value	$ 310,617
Current Value	$ 307,370
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, April 1, 2050, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 652,693
Current Value	$ 565,964
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, August 1, 2049, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 190,166
Current Value	$ 171,148
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.0000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,004,453
Current Value	$ 793,443
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.0000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 586,636
Current Value	$ 464,766
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.0000% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 693,936
Current Value	$ 548,157
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.0000% 4
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 833,796
Current Value	$ 656,382
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.0000% 5
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 997,392
Current Value	$ 785,168
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,742,097
Current Value	$ 2,272,294
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, December 1, 2051, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 531,104
Current Value	$ 438,079
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, February 1, 2035, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 76,754
Current Value	$ 70,356
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, February 1, 2052, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 1,470,006
Current Value	$ 1,215,300
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, January 1, 2035, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 157,861
Current Value	$ 145,210
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, January 1, 2035, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 227,844
Current Value	$ 209,585
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, January 1, 2050, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 1,430,277
Current Value	$ 1,235,974
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, January 1, 2052, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 6,571,508
Current Value	$ 5,206,833
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, March 1, 2052, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 1,436,686
Current Value	$ 1,230,032
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, November 1, 2049, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 2,496,156
Current Value	$ 2,158,341
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, November 1, 2051, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 549,306
Current Value	$ 454,525
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, November 1, 2051, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 904,680
Current Value	$ 746,299
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, September 1, 2049, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 123,014
Current Value	$ 106,404
Investment, Identifier [Axis]: Freddie Mac Pool, FIXED, September 1, 2051, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 403,547
Current Value	334,181
Investment, Identifier [Axis]: GAMBLING.COM GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	105,769
Investment, Identifier [Axis]: GAP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	232,141
Investment, Identifier [Axis]: GARMIN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	789,563
Investment, Identifier [Axis]: GARTNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,127,362
Investment, Identifier [Axis]: GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,607,188
Investment, Identifier [Axis]: GE HEALTHCARE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,596,827
Investment, Identifier [Axis]: GE HealthCare Technologies Inc, FIXED, March 15, 2030, 5.8570%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.857%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 136,918
Investment, Identifier [Axis]: GE HealthCare Technologies Inc, FIXED, November 15, 2025, 5.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.60%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 253,464
Investment, Identifier [Axis]: GE HealthCare Technologies Inc, FIXED, November 15, 2027, 5.6500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 0
Current Value	$ (69)
Investment, Identifier [Axis]: GE HealthCare Technologies Inc, FIXED, November 15, 2027, 5.6500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	103,151
Investment, Identifier [Axis]: GEN DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	396,627
Investment, Identifier [Axis]: GENERAC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,114,965
Investment, Identifier [Axis]: GENERAL MOTORS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,550,157
Investment, Identifier [Axis]: GENPACT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	486,709
Investment, Identifier [Axis]: GENTEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,035
Investment, Identifier [Axis]: GENUINE PARTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	472,761
Investment, Identifier [Axis]: GERMAN AMERICAN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	164,299
Investment, Identifier [Axis]: GFL ENVIRONMENTAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	370,216
Investment, Identifier [Axis]: GIBRALTAR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	90,353
Investment, Identifier [Axis]: GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	486,420
Investment, Identifier [Axis]: GLOBAL PAYMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	650,508
Investment, Identifier [Axis]: GLOBALFOUNDRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	881,801
Investment, Identifier [Axis]: GLOBUS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 525,374
Investment, Identifier [Axis]: GM Financial Consumer Auto Rec Trust 2023-4, FIXED, August 16, 2028, 5.7800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.78%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 356,759
Investment, Identifier [Axis]: GM Financial Consumer Auto Rec Trust 2024-3, FIXED, April 16, 2029, 5.1300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.13%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 334,344
Investment, Identifier [Axis]: GM Financial Consumer Automobile Rec Trust 2024-1, FIXED, December 18, 2028, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 545,000
Current Value	$ 548,885
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2023-2, FIXED, August 11, 2036, 5.7700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.77%
Collateral, Par, or Maturity Value	$ 720,000
Current Value	$ 748,327
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-1, FIXED, December 11, 2036, 4.9800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 369,070
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-2, FIXED, March 11, 2037, 4.5200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.52%
Collateral, Par, or Maturity Value	$ 700,000
Current Value	$ 693,426
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust, FIXED, June 15, 2028, 5.3400% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.34%
Collateral, Par, or Maturity Value	$ 505,000
Current Value	$ 511,873
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust, FIXED, June 15, 2028, 5.3400% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.34%
Collateral, Par, or Maturity Value	$ 765,000
Current Value	$ 775,411
Investment, Identifier [Axis]: GNMA, FIXED, May 20, 2040, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 16,429
Current Value	$ 16,437
Investment, Identifier [Axis]: GNMA, FLOATING, December 20, 2066, 5.7665%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7665%
Collateral, Par, or Maturity Value	$ 1,038,463
Current Value	$ 1,042,526
Investment, Identifier [Axis]: GNMA, FLOATING, October 20, 2065, 5.4165%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4165%
Collateral, Par, or Maturity Value	$ 563,492
Current Value	563,116
Investment, Identifier [Axis]: GODADDY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,676,658
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,729,312
Investment, Identifier [Axis]: GRACO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,892,311
Investment, Identifier [Axis]: GRAND CANYON EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	505,651
Investment, Identifier [Axis]: GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	350,226
Investment, Identifier [Axis]: GRIFFON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,445
Investment, Identifier [Axis]: GROCERY OUTLET HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,982,891
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5, FIXED, March 10, 2050, 3.4090%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.409%
Collateral, Par, or Maturity Value	$ 612,426
Current Value	$ 597,178
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5, FIXED, March 10, 2050, 3.6740%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.674%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 463,089
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6, FIXED, May 10, 2050, 3.1640%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.164%
Collateral, Par, or Maturity Value	$ 563,561
Current Value	$ 541,882
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS8, FIXED, November 10, 2050, 3.2050%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.205%
Collateral, Par, or Maturity Value	$ 1,125,000
Current Value	$ 1,080,881
Investment, Identifier [Axis]: General Mills Inc, FIXED, April 17, 2028, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 138,294
Investment, Identifier [Axis]: General Mills Inc, FIXED, January 30, 2027, 4.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,936
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, April 6, 2029, 4.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 253,753
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, April 7, 2025, 3.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 291,657
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, April 9, 2027, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 141,739
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, May 8, 2027, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 213,858
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, October 10, 2025, 6.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.05%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 163,552
Investment, Identifier [Axis]: General Motors Financial Co Inc, FIXED, October 15, 2028, 2.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 191,443
Investment, Identifier [Axis]: Georgia-Pacific LLC, FIXED, April 30, 2030, 2.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 206,468
Investment, Identifier [Axis]: Gilead Sciences Inc, FIXED, March 1, 2026, 3.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.65%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,033
Investment, Identifier [Axis]: Goldman Sachs Group Inc, VARIABLE, July 23, 2030, 5.0490%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.049%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 132,218
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, August 10, 2026, 5.7980%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.798%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 226,213
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, August 23, 2028, 4.4820%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.482%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 391,684
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, February 24, 2028, 2.6400% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.64%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 134,843
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, February 24, 2028, 2.6400% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.64%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 288,949
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, October 21, 2027, 1.9480%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.948%
Collateral, Par, or Maturity Value	$ 430,000
Current Value	$ 409,590
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, September 10, 2027, 1.5420% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.542%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 427,691
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The, VARIABLE, September 10, 2027, 1.5420% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.542%
Collateral, Par, or Maturity Value	$ 780,000
Current Value	$ 741,331
Investment, Identifier [Axis]: Government National Mortgage Association, FLOATING, January 20, 2069, 5.4865%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4865%
Collateral, Par, or Maturity Value	$ 815,501
Current Value	$ 820,140
Investment, Identifier [Axis]: Great Wolf Trust 2024-WLF2 A, FLOATING, May 15, 2041, 6.0883%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.0883%
Collateral, Par, or Maturity Value	$ 145,000
Current Value	$ 145,961
Investment, Identifier [Axis]: Gulfstream Natural Gas System LLC, FIXED, November 1, 2025, 6.1900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.19%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,951
Investment, Identifier [Axis]: Gulfstream Natural Gas System LLC, FIXED, September 15, 2025, 4.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	222,105
Investment, Identifier [Axis]: H&E EQUIPMENT SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,259
Investment, Identifier [Axis]: H&R BLOCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	761,372
Investment, Identifier [Axis]: HAEMONETICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	287,022
Investment, Identifier [Axis]: HALLIBURTON CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	340,827
Investment, Identifier [Axis]: HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	860,341
Investment, Identifier [Axis]: HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	478,417
Investment, Identifier [Axis]: HANOVER INSURANCE GROUP INC/TH
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	259,056
Investment, Identifier [Axis]: HARTFORD INSURANCE GROUP INC/T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	572,709
Investment, Identifier [Axis]: HCA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	413,907
Investment, Identifier [Axis]: HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	719,625
Investment, Identifier [Axis]: HEARTLAND EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,744
Investment, Identifier [Axis]: HELMERICH & PAYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,696
Investment, Identifier [Axis]: HERITAGE COMMERCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,037
Investment, Identifier [Axis]: HEXCEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,398,085
Investment, Identifier [Axis]: HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,632,245
Investment, Identifier [Axis]: HOLOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,348,188
Investment, Identifier [Axis]: HOME BANCSHARES INC/AR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	361,504
Investment, Identifier [Axis]: HOME DEPOT INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,127,091
Investment, Identifier [Axis]: HOWMET AEROSPACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,961,442
Investment, Identifier [Axis]: HP Inc, FIXED, April 15, 2029, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 212,741
Investment, Identifier [Axis]: HP Inc, FIXED, January 15, 2028, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 71,434
Investment, Identifier [Axis]: HSBC Holdings PLC, VARIABLE, June 19, 2029, 4.5830%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.583%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,231
Investment, Identifier [Axis]: HSBC Holdings PLC, VARIABLE, June 9, 2028, 4.7550%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.755%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,199
Investment, Identifier [Axis]: HSBC Holdings PLC, VARIABLE, March 13, 2028, 4.0410%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.041%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	535,119
Investment, Identifier [Axis]: HUDSON TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	87,974
Investment, Identifier [Axis]: HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 227,893
Investment, Identifier [Axis]: Haleon UK Capital PLC, FIXED, March 24, 2025, 3.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,112
Investment, Identifier [Axis]: Halliburton Co, FIXED, March 1, 2030, 2.9200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.92%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 400,523
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co, FIXED, June 1, 2025, 1.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.50%
Collateral, Par, or Maturity Value	$ 525,000
Current Value	$ 518,439
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co, FIXED, June 15, 2029, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 282,022
Investment, Identifier [Axis]: Healthpeak OP LLC, FIXED, December 1, 2028, 2.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.125%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 81,103
Investment, Identifier [Axis]: Healthpeak OP LLC, FIXED, June 1, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 289,578
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co, FIXED, October 15, 2029, 4.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 394,881
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co, FIXED, September 25, 2026, 4.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,464
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co, FIXED, September 25, 2027, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 170,210
Investment, Identifier [Axis]: Hexcel Corp, FIXED, February 15, 2027, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 327,699
Investment, Identifier [Axis]: Honda Auto Receivables 2022-2 Owner Trust, FIXED, December 18, 2028, 3.7600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.76%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 169,048
Investment, Identifier [Axis]: Honda Auto Receivables 2023-4 Owner Trust, FIXED, February 21, 2030, 5.6600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.66%
Collateral, Par, or Maturity Value	$ 75,000
Current Value	$ 76,633
Investment, Identifier [Axis]: Honda Auto Receivables 2023-4 Owner Trust, FIXED, June 21, 2028, 5.6700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.67%
Collateral, Par, or Maturity Value	$ 675,000
Current Value	$ 686,777
Investment, Identifier [Axis]: Honda Auto Receivables 2024-1 Owner Trust, FIXED, August 15, 2028, 5.2100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.21%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 354,426
Investment, Identifier [Axis]: Honda Auto Receivables 2024-2 Owner Trust, FIXED, November 20, 2028, 5.2700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.27%
Collateral, Par, or Maturity Value	$ 435,000
Current Value	$ 441,084
Investment, Identifier [Axis]: Honda Auto Receivables 2024-3 Owner Trust, FIXED, March 21, 2029, 4.5700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.57%
Collateral, Par, or Maturity Value	$ 680,000
Current Value	$ 681,390
Investment, Identifier [Axis]: Huntington Auto Trust 2024-1, FIXED, January 16, 2029, 5.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 615,000
Current Value	$ 622,707
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH, VARIABLE, August 4, 2028, 4.4430% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.443%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 161,260
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH, VARIABLE, August 4, 2028, 4.4430% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.443%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 90,709
Investment, Identifier [Axis]: Huntington National Bank/The, FIXED, January 10, 2030, 5.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 261,182
Investment, Identifier [Axis]: Huntington National Bank/The, VARIABLE, May 17, 2028, 4.5520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.552%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 249,396
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2024-B, FIXED, May 17, 2027, 5.4100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.41%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 253,516
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2024-C, FIXED, April 17, 2028, 4.6200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Collateral, Par, or Maturity Value	$ 605,000
Current Value	$ 606,545
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2023-C, FIXED, October 16, 2028, 5.5400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.54%
Collateral, Par, or Maturity Value	$ 1,055,000
Current Value	$ 1,073,110
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-A, FIXED, February 15, 2029, 4.9900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.99%
Collateral, Par, or Maturity Value	$ 335,000
Current Value	$ 338,211
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-B, FIXED, March 15, 2029, 4.8400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.84%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,806
Investment, Identifier [Axis]: Hyundai Capital America, FIXED, September 24, 2027, 4.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	129,366
Investment, Identifier [Axis]: IAC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	649,473
Investment, Identifier [Axis]: ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	249,974
Investment, Identifier [Axis]: INCYTE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,192,627
Investment, Identifier [Axis]: INGEVITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,848
Investment, Identifier [Axis]: INGREDION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	325,192
Investment, Identifier [Axis]: INNOVATIVE INDUSTRIAL PROPERTI
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135,079
Investment, Identifier [Axis]: INSTALLED BUILDING PRODUCTS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	326,491
Investment, Identifier [Axis]: INTEGRA LIFESCIENCES HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	96,004
Investment, Identifier [Axis]: INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 462,603
Investment, Identifier [Axis]: INTOWN 2022-STAY Mortgage Trust, FLOATING, August 15, 2039, 6.8856% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.8856%
Collateral, Par, or Maturity Value	$ 245,000
Current Value	$ 245,950
Investment, Identifier [Axis]: INTOWN 2022-STAY Mortgage Trust, FLOATING, August 15, 2039, 6.8856% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.8856%
Collateral, Par, or Maturity Value	$ 405,000
Current Value	406,570
Investment, Identifier [Axis]: INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,104,275
Investment, Identifier [Axis]: INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,362,391
Investment, Identifier [Axis]: IPG PHOTONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,835
Investment, Identifier [Axis]: IRIDIUM COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 576,047
Investment, Identifier [Axis]: Idaho Housing & Finance Association, FIXED, July 1, 2054, 6.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.25%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 414,777
Investment, Identifier [Axis]: Indiana University, FIXED, June 1, 2027, 2.0300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.03%
Collateral, Par, or Maturity Value	$ 750,000
Current Value	$ 710,686
Investment, Identifier [Axis]: Ingredion Inc, FIXED, June 1, 2030, 2.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.90%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 162,176
Investment, Identifier [Axis]: Ingredion Inc, FIXED, October 1, 2026, 3.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 137,224
Investment, Identifier [Axis]: Interstate Power and Light Co, FIXED, April 1, 2029, 3.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.60%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	57,359
Investment, Identifier [Axis]: JACKSON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	591,883
Investment, Identifier [Axis]: JACOBS SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,482
Investment, Identifier [Axis]: JAZZ PHARMACEUTICALS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	557,131
Investment, Identifier [Axis]: JBT MAREL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	617,833
Investment, Identifier [Axis]: JEFFERIES FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	271,264
Investment, Identifier [Axis]: JP MORGAN US GOVT MM FUND 3164
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,776,191
Investment, Identifier [Axis]: JP Morgan US Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,013,770
Investment, Identifier [Axis]: JPM STRATEGIC PROPERTY FUND AEP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,071,443
Investment, Identifier [Axis]: JPMBB Commercial Mortgage Sec Trust 2014-C26, FIXED, January 15, 2048, 3.4943%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.4943%
Collateral, Par, or Maturity Value	$ 14,301
Current Value	$ 14,313
Investment, Identifier [Axis]: JPMBB Commercial Mortgage Securities Trust 2016-C1, FIXED, March 17, 2049, 3.5761%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.5761%
Collateral, Par, or Maturity Value	$ 766,000
Current Value	$ 757,091
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Corp, FLOATING, March 15, 2039, 5.9976%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.9976%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 191,013
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4, FIXED, December 15, 2049, 2.8822%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.8822%
Collateral, Par, or Maturity Value	$ 456,025
Current Value	$ 444,605
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, April 22, 2028, 5.5710%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.571%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 380,269
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, April 26, 2028, 4.3230%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.323%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 49,787
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, December 5, 2029, 4.4520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.452%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 304,727
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, February 24, 2028, 2.9470%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.947%
Collateral, Par, or Maturity Value	$ 550,000
Current Value	$ 534,870
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, January 23, 2028, 5.0400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 225,666
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, July 22, 2028, 4.9790%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.979%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 112,787
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, July 22, 2030, 4.9950%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.995%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 468,345
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, July 23, 2029, 4.2030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.203%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 119,023
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, July 25, 2028, 4.8510%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.851%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,838
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, June 1, 2028, 2.1820% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.182%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 329,407
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, June 1, 2028, 2.1820% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.182%
Collateral, Par, or Maturity Value	$ 380,000
Current Value	$ 357,642
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, June 14, 2030, 4.5650%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.565%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 117,918
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, November 19, 2026, 1.0450%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.045%
Collateral, Par, or Maturity Value	$ 253,000
Current Value	$ 245,154
Investment, Identifier [Axis]: JPMorgan Chase & Co, VARIABLE, October 22, 2027, 6.0700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.07%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 186,277
Investment, Identifier [Axis]: John Deere Owner Trust 2024, FIXED, November 15, 2028, 4.9600% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.96%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 277,707
Investment, Identifier [Axis]: John Deere Owner Trust 2024, FIXED, November 15, 2028, 4.9600% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.96%
Collateral, Par, or Maturity Value	$ 505,000
Current Value	$ 509,971
Investment, Identifier [Axis]: Johns Hopkins Health System Corp/The, FIXED, January 1, 2030, 2.4200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.42%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	233,528
Investment, Identifier [Axis]: KB HOME
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	775,102
Investment, Identifier [Axis]: KBR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173,964
Investment, Identifier [Axis]: KELLY SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,442
Investment, Identifier [Axis]: KEMPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,979
Investment, Identifier [Axis]: KEYSIGHT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,120,798
Investment, Identifier [Axis]: KIMCO REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,582
Investment, Identifier [Axis]: KINDER MORGAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,554,265
Investment, Identifier [Axis]: KINSALE CAPITAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,388,878
Investment, Identifier [Axis]: KIRBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	688,652
Investment, Identifier [Axis]: KLA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,025,205
Investment, Identifier [Axis]: KNIFE RIVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,578
Investment, Identifier [Axis]: KNIGHT-SWIFT TRANSPORTATION HO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,897
Investment, Identifier [Axis]: KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,010
Investment, Identifier [Axis]: KROGER CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,073,902
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH, FIXED, April 13, 2029, 3.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 350,455
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH, FIXED, May 20, 2026, 3.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.40%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 245,275
Investment, Identifier [Axis]: Kimco Realty OP LLC, FIXED, April 1, 2027, 3.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 178,025
Investment, Identifier [Axis]: Kinder Morgan Inc, FIXED, February 1, 2029, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 223,884
Investment, Identifier [Axis]: Kinder Morgan Inc, FIXED, November 15, 2026, 1.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 95,033
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-1, FIXED, July 17, 2028, 5.1900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.19%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 273,598
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-2, FIXED, November 15, 2028, 5.2600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.26%
Collateral, Par, or Maturity Value	$ 185,000
Current Value	187,923
Investment, Identifier [Axis]: L3HARRIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 379,135
Investment, Identifier [Axis]: L3Harris Technologies Inc, FIXED, January 15, 2027, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 228,168
Investment, Identifier [Axis]: L3Harris Technologies Inc, FIXED, June 1, 2029, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 180,697
Investment, Identifier [Axis]: L3Harris Technologies Inc, FIXED, June 15, 2028, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	98,424
Investment, Identifier [Axis]: LABCORP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	480,655
Investment, Identifier [Axis]: LAMAR ADVERTISING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	492,804
Investment, Identifier [Axis]: LANTHEUS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	226,423
Investment, Identifier [Axis]: LAUREATE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	239,562
Investment, Identifier [Axis]: LEAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,752
Investment, Identifier [Axis]: LEGEND BIOTECH CORP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	278,575
Investment, Identifier [Axis]: LEIDOS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,132,023
Investment, Identifier [Axis]: LENDINGCLUB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,762,095
Investment, Identifier [Axis]: LENNAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,402,565
Investment, Identifier [Axis]: LITHIA MOTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,237,065
Investment, Identifier [Axis]: LITTELFUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	795,554
Investment, Identifier [Axis]: LKQ CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,913
Investment, Identifier [Axis]: LOCKHEED MARTIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,162,854
Investment, Identifier [Axis]: LOUISIANA-PACIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	106,760
Investment, Identifier [Axis]: LPL FINANCIAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	296,145
Investment, Identifier [Axis]: LYONDELLBASELL INDUSTRIES NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,517
Investment, Identifier [Axis]: Laboratory Corp of America Holdings, FIXED, April 1, 2030, 4.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 175,822
Investment, Identifier [Axis]: Lennox International Inc, FIXED, August 1, 2025, 1.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.35%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,868
Investment, Identifier [Axis]: Lennox International Inc, FIXED, September 15, 2028, 5.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 206,502
Investment, Identifier [Axis]: Lennox International Inc, FIXED, September 15, 2028, 5.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 258,128
Investment, Identifier [Axis]: Life 2021-BMR Mortgage Trust, FLOATING, March 15, 2038, 5.2115%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2115%
Collateral, Par, or Maturity Value	$ 265,700
Current Value	$ 263,033
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust, FLOATING, May 15, 2039, 5.6923% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.6923%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 392,075
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust, FLOATING, May 15, 2039, 5.6923% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.6923%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	$ 529,302
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth, FIXED, February 1, 2027, 3.6150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.615%
Collateral, Par, or Maturity Value	$ 404,213
Current Value	$ 405,499
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth, FIXED, February 1, 2031, 4.1450%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.145%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 593,053
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth, FIXED, June 1, 2031, 5.0810%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.081%
Collateral, Par, or Maturity Value	$ 383,792
Current Value	$ 387,398
Investment, Identifier [Axis]: M&T Bank Auto Receivables Trust 2024-1, FIXED, February 17, 2032, 5.2200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.22%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	282,978
Investment, Identifier [Axis]: MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	618,374
Investment, Identifier [Axis]: MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	599,961
Investment, Identifier [Axis]: MAGNOLIA OIL & GAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,187
Investment, Identifier [Axis]: MARKEL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	792,340
Investment, Identifier [Axis]: MARKETAXESS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,947,109
Investment, Identifier [Axis]: MARRIOTT INTERNATIONAL INC/MD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,393,584
Investment, Identifier [Axis]: MARRIOTT VACATIONS WORLDWIDE C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	439,661
Investment, Identifier [Axis]: MASCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	377,291
Investment, Identifier [Axis]: MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,203,565
Investment, Identifier [Axis]: MASTERCRAFT BOAT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	83,641
Investment, Identifier [Axis]: MATADOR RESOURCES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	208,725
Investment, Identifier [Axis]: MATCH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,027,585
Investment, Identifier [Axis]: MATSON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	612,174
Investment, Identifier [Axis]: MCKESSON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	462,767
Investment, Identifier [Axis]: MEDPACE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,488,723
Investment, Identifier [Axis]: MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,615,277
Investment, Identifier [Axis]: MERIT MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,061,405
Investment, Identifier [Axis]: MERITAGE HOMES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,108,119
Investment, Identifier [Axis]: META PLATFORMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,204,422
Investment, Identifier [Axis]: METHANEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	341,040
Investment, Identifier [Axis]: METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	611,889
Investment, Identifier [Axis]: METWEST TOTAL RETURN BD FD CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,886,326
Investment, Identifier [Axis]: MHC Commercial Mortgage Trust 2021-MHC, FLOATING, April 15, 2038, 5.3124%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3124%
Collateral, Par, or Maturity Value	$ 63,989
Current Value	64,110
Investment, Identifier [Axis]: MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,113,708
Investment, Identifier [Axis]: MIDDLEBY CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 562,388
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A, FIXED, June 13, 2028, 0.5600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.56%
Collateral, Par, or Maturity Value	$ 212,572
Current Value	$ 208,997
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A, FIXED, November 13, 2030, 1.0400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.04%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 507,508
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A, FIXED, June 13, 2044, 3.3200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.32%
Collateral, Par, or Maturity Value	$ 580,000
Current Value	$ 569,355
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2024-A, FIXED, July 14, 2031, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	462,922
Investment, Identifier [Axis]: MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,491,097
Investment, Identifier [Axis]: MOLSON COORS BEVERAGE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	463,318
Investment, Identifier [Axis]: MOODY'S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,345,548
Investment, Identifier [Axis]: MOOG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	213,178
Investment, Identifier [Axis]: MOSAIC CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 210,233
Investment, Identifier [Axis]: MPLX LP, FIXED, February 15, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 243,330
Investment, Identifier [Axis]: MPLX LP, FIXED, March 1, 2026, 1.7500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 174,828
Investment, Identifier [Axis]: MPLX LP, FIXED, March 1, 2026, 1.7500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 271,955
Investment, Identifier [Axis]: MPLX LP, FIXED, March 15, 2028, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 117,821
Investment, Identifier [Axis]: MPLX LP, FIXED, September 1, 2032, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	98,115
Investment, Identifier [Axis]: MUELLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,528
Investment, Identifier [Axis]: MURPHY OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	472,177
Investment, Identifier [Axis]: MURPHY USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 754,130
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co, FIXED, January 27, 2026, 4.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 406,816
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co, FIXED, January 27, 2028, 4.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 570,000
Current Value	$ 575,828
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co, FIXED, November 21, 2025, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 252,245
Investment, Identifier [Axis]: Marathon Petroleum Corp, FIXED, April 1, 2028, 3.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 224,115
Investment, Identifier [Axis]: Marathon Petroleum Corp, FIXED, May 1, 2025, 4.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 120,806
Investment, Identifier [Axis]: Martin Marietta Materials Inc, FIXED, March 15, 2030, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 169,473
Investment, Identifier [Axis]: Masco Corp, FIXED, November 15, 2027, 3.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 106,426
Investment, Identifier [Axis]: Masco Corp, FIXED, November 15, 2027, 3.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 154,802
Investment, Identifier [Axis]: MassMutual Global Funding II, FIXED, June 14, 2028, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,052
Investment, Identifier [Axis]: Massachusetts School Building Authority, FIXED, August 15, 2030, 1.7530%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.753%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 251,448
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2024-A, FIXED, January 18, 2028, 5.3200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.32%
Collateral, Par, or Maturity Value	$ 430,000
Current Value	$ 436,104
Investment, Identifier [Axis]: Mercedes-Benz Auto Receivables Trust 2023-2, FIXED, November 15, 2028, 5.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.95%
Collateral, Par, or Maturity Value	$ 965,000
Current Value	$ 985,342
Investment, Identifier [Axis]: Mercedes-Benz Auto Receivables Trust 2024-1, FIXED, April 16, 2029, 4.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 1,210,000
Current Value	$ 1,217,938
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC, FIXED, August 1, 2027, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,547
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC, FIXED, August 3, 2028, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,251
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC, FIXED, January 11, 2029, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 152,295
Investment, Identifier [Axis]: Metropolitan Life Global Funding I, FIXED, June 30, 2027, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 149,106
Investment, Identifier [Axis]: Metropolitan Life Global Funding I, FIXED, March 21, 2029, 3.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.30%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 160,887
Investment, Identifier [Axis]: Michigan Finance Authority Student ABS 2021-1, FLOATING, July 25, 2061, 0.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest
Collateral, Par, or Maturity Value	$ 77,749
Current Value	$ 77,651
Investment, Identifier [Axis]: Microchip Technology Inc, FIXED, February 15, 2030, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 169,037
Investment, Identifier [Axis]: Microchip Technology Inc, FIXED, March 15, 2028, 4.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 149,831
Investment, Identifier [Axis]: Microchip Technology Inc, FIXED, March 15, 2029, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 283,652
Investment, Identifier [Axis]: Mid-America Apartments LP, FIXED, February 15, 2031, 1.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.70%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 91,336
Investment, Identifier [Axis]: Mid-America Apartments LP, FIXED, September 15, 2026, 1.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.10%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 207,959
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC, FIXED, May 15, 2028, 4.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.10%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 195,162
Investment, Identifier [Axis]: Missouri Higher Education Loan Authority, FLOATING, August 25, 2061, 5.0230%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.023%
Collateral, Par, or Maturity Value	$ 199,519
Current Value	$ 193,236
Investment, Identifier [Axis]: Mondelez International Holdings Netherlands BV, FIXED, September 24, 2026, 1.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.25%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 245,711
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C28, FIXED, January 15, 2049, 3.2720%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.272%
Collateral, Par, or Maturity Value	$ 121,942
Current Value	$ 120,799
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C29, FIXED, May 15, 2049, 3.0580%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.058%
Collateral, Par, or Maturity Value	$ 438,957
Current Value	$ 432,511
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C31, FIXED, November 15, 2049, 2.8400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.84%
Collateral, Par, or Maturity Value	$ 485,494
Current Value	$ 473,392
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C32, FIXED, December 15, 2049, 3.7200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.72%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 302,395
Investment, Identifier [Axis]: Morgan Stanley Bank NA, VARIABLE, January 14, 2028, 4.9520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.952%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 317,540
Investment, Identifier [Axis]: Morgan Stanley Bank NA, VARIABLE, July 14, 2028, 4.9680%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.968%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 256,375
Investment, Identifier [Axis]: Morgan Stanley Capital I Trust 2018-H3, FIXED, July 15, 2051, 4.1770%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.177%
Collateral, Par, or Maturity Value	$ 495,000
Current Value	$ 482,207
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, April 13, 2028, 5.6520%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.652%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,339
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, April 20, 2028, 4.2100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.21%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 308,085
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, January 16, 2030, 5.1730%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.173%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 184,564
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, January 21, 2028, 2.4750% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.475%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 96,388
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, January 21, 2028, 2.4750% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.475%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 356,635
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, July 17, 2026, 4.6790%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.679%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 224,461
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, July 19, 2030, 5.0420%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.042%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 132,486
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, July 20, 2029, 5.4490%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.449%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 113,900
Investment, Identifier [Axis]: Morgan Stanley, VARIABLE, May 4, 2027, 1.5930%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.593%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 105,723
Investment, Identifier [Axis]: Mosaic Co/The, FIXED, November 15, 2027, 4.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.05%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 128,041
Investment, Identifier [Axis]: Motorola Solutions Inc, FIXED, April 15, 2029, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,624
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding, FIXED, April 9, 2027, 5.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 239,691
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding, FIXED, December 12, 2028, 5.4500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,343
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding, FIXED, December 12, 2028, 5.4500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 304,029
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding, FIXED, July 27, 2026, 5.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.80%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 145,274
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding, FIXED, October 15, 2029, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	109,401
Investment, Identifier [Axis]: N-ABLE INC/US
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	294,303
Investment, Identifier [Axis]: NATIONAL STORAGE AFFILIATES TR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	381,261
Investment, Identifier [Axis]: NCINO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	711,392
Investment, Identifier [Axis]: NESTLE SA ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,559,653
Investment, Identifier [Axis]: NETAPP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,318,437
Investment, Identifier [Axis]: NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,135,969
Investment, Identifier [Axis]: NEVRO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	136,658
Investment, Identifier [Axis]: NEW YORK TIMES CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,589,971
Investment, Identifier [Axis]: NEWMONT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,694,999
Investment, Identifier [Axis]: NEXSTAR MEDIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	452,584
Investment, Identifier [Axis]: NISOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	232,470
Investment, Identifier [Axis]: NMI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 330,105
Investment, Identifier [Axis]: NNN REIT Inc, FIXED, November 15, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 109,665
Investment, Identifier [Axis]: NNN REIT Inc, FIXED, October 15, 2027, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	116,753
Investment, Identifier [Axis]: NOMAD FOODS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	207,669
Investment, Identifier [Axis]: NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,190,589
Investment, Identifier [Axis]: NORTHWESTERN ENERGY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	317,606
Investment, Identifier [Axis]: NORWEGIAN CRUISE LINE HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	764,232
Investment, Identifier [Axis]: NOVO NORDISK A/S ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,600,901
Investment, Identifier [Axis]: NRG ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,641
Investment, Identifier [Axis]: NTT Finance Corp, FIXED, April 3, 2026, 1.1620%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.162%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 192,068
Investment, Identifier [Axis]: NTT Finance Corp, FIXED, July 2, 2027, 5.1040%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.104%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 206,819
Investment, Identifier [Axis]: NTT Finance Corp, FIXED, July 2, 2029, 5.1100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.11%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	320,196
Investment, Identifier [Axis]: NUCOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	100,604
Investment, Identifier [Axis]: NUVALENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	115,072
Investment, Identifier [Axis]: NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,400,876
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc, FIXED, February 15, 2032, 2.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.65%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 127,790
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc, FIXED, January 15, 2033, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,275
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc, FIXED, June 1, 2027, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	198,803
Investment, Identifier [Axis]: NXP SEMICONDUCTORS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,505,873
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-E, FIXED, December 16, 2069, 0.9700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.97%
Collateral, Par, or Maturity Value	$ 338,616
Current Value	$ 298,304
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-G, FIXED, April 15, 2070, 1.5800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.58%
Collateral, Par, or Maturity Value	$ 747,281
Current Value	$ 660,130
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2022-A, FIXED, July 15, 2070, 2.2300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.23%
Collateral, Par, or Maturity Value	$ 220,088
Current Value	$ 197,570
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1, FLOATING, December 26, 2069, 5.2833% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2833%
Collateral, Par, or Maturity Value	$ 367,802
Current Value	$ 365,429
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1, FLOATING, December 26, 2069, 5.2833% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2833%
Collateral, Par, or Maturity Value	$ 530,721
Current Value	$ 527,297
Investment, Identifier [Axis]: Navistar Fin Dealer Note Master Owner Trust II, FIXED, August 25, 2028, 6.1800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.18%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 161,624
Investment, Identifier [Axis]: Navistar Financial Dealer Note Master Owner Trust, FIXED, April 25, 2029, 5.5900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.59%
Collateral, Par, or Maturity Value	$ 55,000
Current Value	$ 55,653
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A, FIXED, April 20, 2062, 1.3600% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.36%
Collateral, Par, or Maturity Value	$ 334,174
Current Value	$ 309,280
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A, FIXED, April 20, 2062, 1.3600% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.36%
Collateral, Par, or Maturity Value	$ 482,476
Current Value	$ 446,535
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A, FLOATING, April 20, 2062, 5.2847%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2847%
Collateral, Par, or Maturity Value	$ 169,675
Current Value	$ 169,453
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-B, FLOATING, April 20, 2062, 5.2647%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2647%
Collateral, Par, or Maturity Value	$ 312,941
Current Value	$ 312,520
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C, FIXED, April 20, 2062, 1.3200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.32%
Collateral, Par, or Maturity Value	$ 132,387
Current Value	$ 121,684
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C, FLOATING, April 20, 2062, 5.2247%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2247%
Collateral, Par, or Maturity Value	$ 483,317
Current Value	$ 481,770
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D, FIXED, April 20, 2062, 1.6300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.63%
Collateral, Par, or Maturity Value	$ 669,296
Current Value	$ 622,153
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D, FLOATING, April 20, 2062, 5.1747%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1747%
Collateral, Par, or Maturity Value	$ 378,890
Current Value	$ 377,519
Investment, Identifier [Axis]: New York City Transitional Finance Authority, FIXED, November 1, 2028, 4.5740%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.574%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 602,630
Investment, Identifier [Axis]: New York Hospital for Special Surgery, FIXED, April 1, 2028, 3.7370%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.737%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 77,809
Investment, Identifier [Axis]: New York Life Global Funding, FIXED, June 13, 2028, 4.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 402,784
Investment, Identifier [Axis]: New York State Electric & Gas Corp, FIXED, August 15, 2028, 5.6500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 430,000
Current Value	$ 449,109
Investment, Identifier [Axis]: New York State Electric & Gas Corp, FIXED, August 15, 2028, 5.6500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 94,000
Investment, Identifier [Axis]: Newmont Corp / Newcrest Finance Pty Ltd, FIXED, March 15, 2034, 5.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,683
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2024-A, FIXED, April 15, 2027, 4.9100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.91%
Collateral, Par, or Maturity Value	$ 935,000
Current Value	$ 941,395
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2024-B, FIXED, November 15, 2027, 4.9200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 605,345
Investment, Identifier [Axis]: Nissan Auto Receivables 2023-B Owner Trust, FIXED, October 15, 2030, 5.9600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.96%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 451,465
Investment, Identifier [Axis]: Nissan Auto Receivables 2024-A Owner Trust, FIXED, December 15, 2028, 5.2800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.28%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 467,335
Investment, Identifier [Axis]: Nissan Master Owner Trust Receivables, FIXED, February 15, 2029, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,736
Investment, Identifier [Axis]: Norfolk Southern Corp, FIXED, June 15, 2026, 2.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.90%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 224,945
Investment, Identifier [Axis]: Norfolk Southern Corp, FIXED, November 1, 2029, 2.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.55%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 199,466
Investment, Identifier [Axis]: North Dakota Public Finance Authority, FIXED, December 1, 2030, 4.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.05%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 243,266
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc, FLOATING, October 25, 2061, 5.0230%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.023%
Collateral, Par, or Maturity Value	$ 509,702
Current Value	$ 502,065
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc, FLOATING, September 25, 2061, 5.0232%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0232%
Collateral, Par, or Maturity Value	$ 425,656
Current Value	$ 422,631
Investment, Identifier [Axis]: Northern States Power Co/MN, FIXED, April 1, 2031, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 68,629
Investment, Identifier [Axis]: Northrop Grumman Corp, FIXED, January 15, 2028, 3.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 213,550
Investment, Identifier [Axis]: Northwestern Mutual Global Funding, FIXED, April 4, 2029, 3.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.30%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 207,076
Investment, Identifier [Axis]: Nucor Corp, FIXED, May 23, 2025, 3.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,055
Investment, Identifier [Axis]: Nutrien Ltd, FIXED, June 21, 2027, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 192,212
Investment, Identifier [Axis]: Nutrien Ltd, FIXED, May 13, 2030, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	117,477
Investment, Identifier [Axis]: O'REILLY AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,079,893
Investment, Identifier [Axis]: OCEANFIRST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	168,511
Investment, Identifier [Axis]: OGE ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,448
Investment, Identifier [Axis]: OKTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,764,934
Investment, Identifier [Axis]: OLD NATIONAL BANCORP/IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	267,731
Investment, Identifier [Axis]: OMNICELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	460,292
Investment, Identifier [Axis]: ON SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	908,803
Investment, Identifier [Axis]: ONEMAIN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 790,499
Investment, Identifier [Axis]: ONEOK Inc, FIXED, March 1, 2026, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,193
Investment, Identifier [Axis]: ONEOK Inc, FIXED, October 15, 2029, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 147,253
Investment, Identifier [Axis]: ONEOK Inc, FIXED, September 24, 2027, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 119,627
Investment, Identifier [Axis]: ONNI Commerical Mortgage Trust 2024-APT, VARIABLE, July 15, 2039, 5.5674% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5674%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 131,034
Investment, Identifier [Axis]: ONNI Commerical Mortgage Trust 2024-APT, VARIABLE, July 15, 2039, 5.5674% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5674%
Collateral, Par, or Maturity Value	$ 175,000
Current Value	176,392
Investment, Identifier [Axis]: ORGANON & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,870,595
Investment, Identifier [Axis]: OSHKOSH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	197,365
Investment, Identifier [Axis]: OSI SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	281,282
Investment, Identifier [Axis]: OVINTIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	368,550
Investment, Identifier [Axis]: OWENS CORNING
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,615
Investment, Identifier [Axis]: OXFORD INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,758
Investment, Identifier [Axis]: OhioHealth Corp, FIXED, November 15, 2031, 2.2970%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.297%
Collateral, Par, or Maturity Value	$ 560,000
Current Value	$ 471,084
Investment, Identifier [Axis]: Ohlone Community College District, FIXED, August 1, 2029, 2.3370%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.337%
Collateral, Par, or Maturity Value	$ 475,000
Current Value	$ 434,676
Investment, Identifier [Axis]: Oklahoma Development Finance Authority, FIXED, December 1, 2033, 4.1350%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.135%
Collateral, Par, or Maturity Value	$ 236,797
Current Value	$ 229,991
Investment, Identifier [Axis]: Oklahoma Development Finance Authority, FIXED, February 1, 2032, 4.2850%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.285%
Collateral, Par, or Maturity Value	$ 74,369
Current Value	$ 73,678
Investment, Identifier [Axis]: Oklahoma Development Finance Authority, FIXED, May 1, 2032, 3.8770%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.877%
Collateral, Par, or Maturity Value	$ 372,244
Current Value	$ 358,007
Investment, Identifier [Axis]: Oracle Corp, FIXED, April 1, 2025, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 495,000
Current Value	$ 495,248
Investment, Identifier [Axis]: Oracle Corp, FIXED, April 1, 2030, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 336,931
Investment, Identifier [Axis]: Oracle Corp, FIXED, March 25, 2028, 2.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 167,508
Investment, Identifier [Axis]: Oracle Corp, FIXED, November 9, 2029, 6.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.15%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 74,038
Investment, Identifier [Axis]: Oracle Corp, FIXED, September 27, 2029, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 214,913
Investment, Identifier [Axis]: Orlando Health Obligated Group, FIXED, October 1, 2028, 3.7770%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.777%
Collateral, Par, or Maturity Value	$ 345,000
Current Value	333,711
Investment, Identifier [Axis]: PACIFIC BIOSCIENCES OF CALIFOR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	535,784
Investment, Identifier [Axis]: PACKAGING CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	119,319
Investment, Identifier [Axis]: PALO ALTO NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,449,493
Investment, Identifier [Axis]: PARKER-HANNIFIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,813
Investment, Identifier [Axis]: PARSONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,169,361
Investment, Identifier [Axis]: PATTERSON-UTI ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,932
Investment, Identifier [Axis]: PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,197,899
Investment, Identifier [Axis]: PAYPAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,433,755
Investment, Identifier [Axis]: PEAPACK-GLADSTONE FINANCIAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,243
Investment, Identifier [Axis]: PEDIATRIX MEDICAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,565
Investment, Identifier [Axis]: PENNYMAC FINANCIAL SERVICES IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	390,583
Investment, Identifier [Axis]: PERFORMANCE FOOD GROUP CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,100
Investment, Identifier [Axis]: PERRIGO CO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,559,183
Investment, Identifier [Axis]: PFIZER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 471,279
Investment, Identifier [Axis]: PFS Financing Corp, FIXED, August 15, 2029, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 105,000
Current Value	$ 104,967
Investment, Identifier [Axis]: PFS Financing Corp, FIXED, February 15, 2029, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 420,000
Current Value	423,125
Investment, Identifier [Axis]: PG&E CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 211,769
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2014-2, FLOATING, February 25, 2043, 5.2533%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2533%
Collateral, Par, or Maturity Value	$ 359,581
Current Value	356,388
Investment, Identifier [Axis]: PHILIP MORRIS INTERNATIONAL IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	520,875
Investment, Identifier [Axis]: PHOTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,427
Investment, Identifier [Axis]: PINNACLE FINANCIAL PARTNERS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	991,304
Investment, Identifier [Axis]: PINNACLE WEST CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,380
Investment, Identifier [Axis]: PNC Bank NA, FIXED, October 22, 2029, 2.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.70%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 225,579
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The, VARIABLE, December 2, 2028, 5.3540%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.354%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 234,246
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The, VARIABLE, January 21, 2028, 5.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 92,884
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The, VARIABLE, July 23, 2027, 5.1020%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.102%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 236,306
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The, VARIABLE, June 12, 2026, 5.8120%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.812%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 241,756
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The, VARIABLE, October 20, 2027, 6.6150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.615%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	104,321
Investment, Identifier [Axis]: POOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	250,591
Investment, Identifier [Axis]: PORTLAND GENERAL ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	294,435
Investment, Identifier [Axis]: POST HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	468,714
Investment, Identifier [Axis]: PPL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,795
Investment, Identifier [Axis]: PREFERRED BANK/LOS ANGELES CA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	264,150
Investment, Identifier [Axis]: PRESTIGE CONSUMER HEALTHCARE I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	233,567
Investment, Identifier [Axis]: PRIMO BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	260,653
Investment, Identifier [Axis]: PROFICIENT AUTO LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,614
Investment, Identifier [Axis]: PROG HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,635
Investment, Identifier [Axis]: PROGRESSIVE CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,244,187
Investment, Identifier [Axis]: PROSPERITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	696,460
Investment, Identifier [Axis]: PRUDENTIAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	593,835
Investment, Identifier [Axis]: PUBLIC SERVICE ENTERPRISE GROU
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,247,917
Investment, Identifier [Axis]: PVH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,445,998
Investment, Identifier [Axis]: PacifiCorp, FIXED, July 1, 2025, 3.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.35%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 252,275
Investment, Identifier [Axis]: Pacific Life Global Funding II, FIXED, January 11, 2029, 4.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 420,000
Current Value	$ 430,070
Investment, Identifier [Axis]: PeaceHealth Obligated Group, FIXED, November 15, 2025, 1.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.375%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 291,223
Investment, Identifier [Axis]: Petroleos Mexicanos, FIXED, April 15, 2025, 2.3780%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.378%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 98,960
Investment, Identifier [Axis]: Phillips 66 Co, FIXED, June 15, 2031, 5.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,345
Investment, Identifier [Axis]: Phillips 66 Co, FIXED, March 1, 2028, 3.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 147,106
Investment, Identifier [Axis]: Phillips 66, FIXED, March 15, 2028, 3.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 245,245
Investment, Identifier [Axis]: Porsche Financial Auto Securitization Trust 2023-2, FIXED, January 22, 2029, 5.7900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.79%
Collateral, Par, or Maturity Value	$ 795,000
Current Value	$ 802,906
Investment, Identifier [Axis]: Principal Life Global Funding II, FIXED, August 19, 2027, 4.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 314,307
Investment, Identifier [Axis]: Principal Life Global Funding II, FIXED, January 25, 2029, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 297,042
Investment, Identifier [Axis]: Protective Life Global Funding, FIXED, January 12, 2027, 4.9920%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.992%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 267,205
Investment, Identifier [Axis]: Protective Life Global Funding, FIXED, July 6, 2027, 4.7140%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.714%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,211
Investment, Identifier [Axis]: Protective Life Global Funding, FIXED, September 13, 2027, 4.3350%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.335%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 150,531
Investment, Identifier [Axis]: Puget Sound Energy Inc, FIXED, June 15, 2034, 5.3300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	219,217
Investment, Identifier [Axis]: QCR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	134,749
Investment, Identifier [Axis]: QORVO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	198,531
Investment, Identifier [Axis]: QUANEX BUILDING PRODUCTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,635
Investment, Identifier [Axis]: QUEST DIAGNOSTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	465,403
Investment, Identifier [Axis]: QUIDELORTHO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	804,261
Investment, Identifier [Axis]: RAMACO RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,440
Investment, Identifier [Axis]: RB GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,006,992
Investment, Identifier [Axis]: REGIONS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	628,055
Investment, Identifier [Axis]: RELIANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,127
Investment, Identifier [Axis]: REMITLY GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	900,633
Investment, Identifier [Axis]: RENAISSANCERE HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	394,364
Investment, Identifier [Axis]: REPUBLIC SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	421,070
Investment, Identifier [Axis]: RESIDEO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,650
Investment, Identifier [Axis]: RETAIL MUTUAL FUNDS, EXCHANGE TRADED FUNDS, EQUITIES (OTHER THAN AEP STOCK) AND PREFERRED STOCK TRADED ON A NATIONAL SECURITIES EXCHANGE, AND FIXED INCOME SECURITIES (OTHER THAN THOSE ISSUED BY AN AFFILIATE OF THE COMPANY).
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,451,987
Investment, Identifier [Axis]: RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,070
Investment, Identifier [Axis]: ROCK Trust 2024-CNTR, FIXED, November 13, 2041, 5.3883%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3883%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	330,522
Investment, Identifier [Axis]: ROYAL CARIBBEAN CRUISES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 839,020
Investment, Identifier [Axis]: RTX Corp, FIXED, July 1, 2030, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 96,915
Investment, Identifier [Axis]: RTX Corp, FIXED, March 15, 2031, 6.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.00%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 362,912
Investment, Identifier [Axis]: RTX Corp, FIXED, May 4, 2027, 3.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 329,796
Investment, Identifier [Axis]: RTX Corp, FIXED, November 8, 2026, 5.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.75%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	174,436
Investment, Identifier [Axis]: RYAN SPECIALTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,581,416
Investment, Identifier [Axis]: RYDER SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,546
Investment, Identifier [Axis]: Realty Income Corp, FIXED, January 15, 2027, 3.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 147,161
Investment, Identifier [Axis]: Realty Income Corp, FIXED, October 15, 2026, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 169,858
Investment, Identifier [Axis]: Regions Financial Corp, FIXED, August 12, 2028, 1.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.80%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 350,066
Investment, Identifier [Axis]: Revvity Inc, FIXED, September 15, 2028, 1.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.90%
Collateral, Par, or Maturity Value	$ 380,000
Current Value	$ 342,263
Investment, Identifier [Axis]: Rimon LLC, FIXED, June 25, 2026, 2.6230%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.623%
Collateral, Par, or Maturity Value	$ 234,963
Current Value	$ 230,340
Investment, Identifier [Axis]: Rochester Gas and Electric Corp, FIXED, June 1, 2027, 3.1000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.10%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 191,817
Investment, Identifier [Axis]: Rochester Gas and Electric Corp, FIXED, June 1, 2027, 3.1000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.10%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 345,271
Investment, Identifier [Axis]: Rogers Communications Inc, FIXED, March 15, 2025, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,320
Investment, Identifier [Axis]: Rogers Communications Inc, FIXED, March 15, 2027, 3.2000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 224,307
Investment, Identifier [Axis]: Rogers Communications Inc, FIXED, March 15, 2027, 3.2000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 234,060
Investment, Identifier [Axis]: Rolls-Royce PLC, FIXED, October 14, 2025, 3.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.625%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 266,740
Investment, Identifier [Axis]: Roper Technologies Inc, FIXED, October 15, 2029, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 119,761
Investment, Identifier [Axis]: Royal Bank of Canada, FIXED, May 4, 2027, 3.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.625%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 108,110
Investment, Identifier [Axis]: Royal Bank of Canada, VARIABLE, August 2, 2030, 4.9690%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.969%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 253,199
Investment, Identifier [Axis]: Royal Bank of Canada, VARIABLE, July 23, 2027, 5.0690%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.069%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 102,678
Investment, Identifier [Axis]: Royal Bank of Canada, VARIABLE, October 18, 2028, 4.5220%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.522%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 140,107
Investment, Identifier [Axis]: Royal Bank of Canada, VARIABLE, October 18, 2030, 4.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 276,842
Investment, Identifier [Axis]: Ryder System Inc, FIXED, March 1, 2027, 2.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.85%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 232,662
Investment, Identifier [Axis]: Ryder System Inc, FIXED, March 15, 2027, 5.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	82,120
Investment, Identifier [Axis]: SABRA HEALTH CARE REIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	208,758
Investment, Identifier [Axis]: SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,562,620
Investment, Identifier [Axis]: SALLY BEAUTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	363,305
Investment, Identifier [Axis]: SANDS CAP COLLECTIVE INVT TR INTL GROWTH CIT CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,073,747
Investment, Identifier [Axis]: SANDY SPRING BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	136,627
Investment, Identifier [Axis]: SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	228,750
Investment, Identifier [Axis]: SBA COMMUNICATIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 827,428
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2025, 2.5170%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.517%
Collateral, Par, or Maturity Value	$ 73,731
Current Value	$ 73,984
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2026, 2.5070%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.507%
Collateral, Par, or Maturity Value	$ 718,399
Current Value	$ 707,505
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2029, 3.1130%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.113%
Collateral, Par, or Maturity Value	$ 459,773
Current Value	$ 443,074
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2030, 2.0780%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.078%
Collateral, Par, or Maturity Value	$ 972,012
Current Value	$ 884,939
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2031, 1.6670%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.667%
Collateral, Par, or Maturity Value	$ 683,946
Current Value	$ 599,858
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2032, 2.9380%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.938%
Collateral, Par, or Maturity Value	$ 2,392,548
Current Value	$ 2,231,630
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, March 10, 2033, 5.1680%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.168%
Collateral, Par, or Maturity Value	$ 2,080,593
Current Value	$ 2,132,372
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, September 10, 2025, 2.8290%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.829%
Collateral, Par, or Maturity Value	$ 162,460
Current Value	$ 161,807
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, September 10, 2027, 2.5180%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.518%
Collateral, Par, or Maturity Value	$ 255,688
Current Value	$ 246,295
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, September 10, 2028, 3.5480%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.548%
Collateral, Par, or Maturity Value	$ 411,809
Current Value	$ 402,251
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, September 10, 2031, 1.3040%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.304%
Collateral, Par, or Maturity Value	$ 1,262,338
Current Value	$ 1,087,984
Investment, Identifier [Axis]: SBA Small Business Investment Cos, FIXED, September 10, 2033, 5.6880%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.688%
Collateral, Par, or Maturity Value	$ 3,040,277
Current Value	$ 3,158,032
Investment, Identifier [Axis]: SBNA Auto Lease Trust 2024-B, FIXED, November 22, 2027, 5.5600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.56%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	309,309
Investment, Identifier [Axis]: SCIENCE APPLICATIONS INTERNATI
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,763
Investment, Identifier [Axis]: SCOTTS MIRACLE-GRO CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,734
Investment, Identifier [Axis]: SEALED AIR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	249,361
Investment, Identifier [Axis]: SELECT WATER SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146,765
Investment, Identifier [Axis]: SENSATA TECHNOLOGIES HOLDING P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,309,090
Investment, Identifier [Axis]: SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,572,604
Investment, Identifier [Axis]: SERVISFIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70,588
Investment, Identifier [Axis]: SF City & Cty Public UTL Commission Wastewater Re, FIXED, October 1, 2027, 4.6550%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.655%
Collateral, Par, or Maturity Value	$ 425,000
Current Value	$ 430,643
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2023-1, FIXED, October 20, 2028, 5.4700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.47%
Collateral, Par, or Maturity Value	$ 505,000
Current Value	$ 510,352
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-1, FIXED, May 21, 2029, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 462,432
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-2, FIXED, November 20, 2029, 5.3300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 425,000
Current Value	429,859
Investment, Identifier [Axis]: SHARKNINJA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	351,956
Investment, Identifier [Axis]: SHELL PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	331,669
Investment, Identifier [Axis]: SHIFT4 PAYMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 496,276
Investment, Identifier [Axis]: SHR Trust 2024-LXRY, FLOATING, October 15, 2041, 6.3471%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.3471%
Collateral, Par, or Maturity Value	$ 455,000
Current Value	459,632
Investment, Identifier [Axis]: SIGNET JEWELERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	225,584
Investment, Identifier [Axis]: SIMPLY GOOD FOODS CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	357,564
Investment, Identifier [Axis]: SIMPSON MANUFACTURING CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,419,505
Investment, Identifier [Axis]: SITEONE LANDSCAPE SUPPLY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,054,031
Investment, Identifier [Axis]: SIX FLAGS ENTERTAINMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	376,316
Investment, Identifier [Axis]: SKECHERS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	513,176
Investment, Identifier [Axis]: SLM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 913,201
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10, FLOATING, December 17, 2068, 5.7399% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7399%
Collateral, Par, or Maturity Value	$ 572,162
Current Value	$ 572,819
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10, FLOATING, December 17, 2068, 5.7399% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7399%
Collateral, Par, or Maturity Value	$ 574,860
Current Value	575,521
Investment, Identifier [Axis]: SM ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	485,353
Investment, Identifier [Axis]: SMARTSHEET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,505,246
Investment, Identifier [Axis]: SNAP-ON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	189,430
Investment, Identifier [Axis]: SNOWFLAKE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,709,010
Investment, Identifier [Axis]: SONOCO PRODUCTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	114,456
Investment, Identifier [Axis]: SOTERA HEALTH CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	469,881
Investment, Identifier [Axis]: SOUTHSTATE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	688,203
Investment, Identifier [Axis]: SOUTHWEST AIRLINES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,207,489
Investment, Identifier [Axis]: SPIRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,118
Investment, Identifier [Axis]: SPORTRADAR GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	362,718
Investment, Identifier [Axis]: SPRINGWORKS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	370,152
Investment, Identifier [Axis]: SPROUT SOCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	435,007
Investment, Identifier [Axis]: SS&C TECHNOLOGIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	269,853
Investment, Identifier [Axis]: STAG INDUSTRIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	966,001
Investment, Identifier [Axis]: STANDARDAERO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146,951
Investment, Identifier [Axis]: STATE STREET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	679,100
Investment, Identifier [Axis]: STEEL DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,796
Investment, Identifier [Axis]: STERIS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,316,612
Investment, Identifier [Axis]: STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,573
Investment, Identifier [Axis]: STEVANATO GROUP SPA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,222,275
Investment, Identifier [Axis]: STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	137,892
Investment, Identifier [Axis]: SYNCHRONY FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	630,890
Investment, Identifier [Axis]: SYNOVUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 645,139
Investment, Identifier [Axis]: San Diego Community College District, FIXED, August 1, 2033, 2.3830%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.383%
Collateral, Par, or Maturity Value	$ 800,000
Current Value	$ 669,271
Investment, Identifier [Axis]: Santander Drive Auto Receivables Trust 2023-5, FIXED, September 15, 2028, 6.0200%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.02%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 364,757
Investment, Identifier [Axis]: Sealed Air Corp, FIXED, October 15, 2026, 1.5730%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.573%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 198,214
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust 2017-4, STEP, June 25, 2057, 3.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 9,895
Current Value	$ 8,799
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-2, FIXED, November 25, 2057, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 117,234
Current Value	$ 112,536
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-3, VARIABLE, August 25, 2057, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 96,767
Current Value	$ 92,553
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-1, FIXED, July 25, 2058, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 406,445
Current Value	$ 374,372
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-2, FIXED, August 25, 2058, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 481,321
Current Value	$ 443,546
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-3, FIXED, October 25, 2058, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 292,099
Current Value	$ 271,367
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-2, FIXED, November 25, 2059, 2.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 989,320
Current Value	$ 772,828
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-2, FIXED, November 25, 2059, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 434,401
Current Value	$ 379,001
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3, FIXED, May 25, 2060, 2.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 189,686
Current Value	$ 164,672
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3, FIXED, May 25, 2060, 2.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 210,068
Current Value	$ 191,155
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2022-1, FIXED, November 25, 2061, 3.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 1,235,189
Current Value	$ 1,054,089
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust, FIXED, September 25, 2060, 2.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 416,608
Current Value	$ 377,253
Investment, Identifier [Axis]: Sempra, FIXED, April 1, 2025, 3.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.30%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,865
Investment, Identifier [Axis]: Sherwin-Williams Co/The, FIXED, June 1, 2027, 3.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.45%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 68,261
Investment, Identifier [Axis]: Smurfit Kappa Treasury ULC, FIXED, January 15, 2030, 5.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 215,752
Investment, Identifier [Axis]: Southern Co Gas Capital Corp, FIXED, November 15, 2025, 3.8750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 49,788
Investment, Identifier [Axis]: Spire Missouri Inc, FIXED, August 15, 2034, 5.1500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,612
Investment, Identifier [Axis]: Stanford Health Care, FIXED, August 15, 2030, 3.3100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.31%
Collateral, Par, or Maturity Value	$ 325,000
Current Value	$ 303,223
Investment, Identifier [Axis]: State Street Corp, VARIABLE, February 20, 2029, 4.5300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.53%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 180,934
Investment, Identifier [Axis]: State Street Corp, VARIABLE, February 6, 2026, 1.7460%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.746%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 260,979
Investment, Identifier [Axis]: State Street Corp, VARIABLE, February 7, 2028, 2.2030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.203%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 230,183
Investment, Identifier [Axis]: State Street Corp, VARIABLE, February 7, 2033, 2.6230%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.623%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 94,577
Investment, Identifier [Axis]: State of Hawaii, FIXED, August 1, 2029, 1.8920%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.892%
Collateral, Par, or Maturity Value	$ 685,000
Current Value	$ 614,968
Investment, Identifier [Axis]: State of Mississippi, FIXED, October 1, 2033, 2.2870%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.287%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 248,129
Investment, Identifier [Axis]: State of Oregon, FIXED, June 1, 2027, 5.8920%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.892%
Collateral, Par, or Maturity Value	$ 315,182
Current Value	$ 324,593
Investment, Identifier [Axis]: State of Texas, FIXED, April 1, 2033, 4.6310%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.631%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 495,879
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc, FIXED, September 14, 2028, 5.7160%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.716%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 208,228
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc, FIXED, September 17, 2026, 1.4020%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.402%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 227,922
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc, FIXED, September 17, 2028, 1.9020%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.902%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 180,274
Investment, Identifier [Axis]: Sutter Health, FIXED, August 15, 2025, 1.3210%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.321%
Collateral, Par, or Maturity Value	$ 185,000
Current Value	$ 181,844
Investment, Identifier [Axis]: Synchrony Card Funding LLC, FIXED, March 15, 2030, 5.0400% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 287,855
Investment, Identifier [Axis]: Synchrony Card Funding LLC, FIXED, March 15, 2030, 5.0400% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 395,000
Current Value	$ 398,958
Investment, Identifier [Axis]: Synchrony Card Funding LLC, FIXED, October 15, 2029, 5.7400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.74%
Collateral, Par, or Maturity Value	$ 560,000
Current Value	572,033
Investment, Identifier [Axis]: T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 205,500
Investment, Identifier [Axis]: T-Mobile USA Inc, FIXED, April 15, 2026, 2.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.625%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 156,809
Investment, Identifier [Axis]: T-Mobile USA Inc, FIXED, February 15, 2026, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 78,382
Investment, Identifier [Axis]: T-Mobile USA Inc, FIXED, February 15, 2031, 2.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.55%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 226,292
Investment, Identifier [Axis]: T-Mobile USA Inc, FIXED, March 15, 2029, 2.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 199,698
Investment, Identifier [Axis]: T-Mobile USA Inc, FIXED, October 1, 2029, 4.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	186,055
Investment, Identifier [Axis]: TALEN ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,676
Investment, Identifier [Axis]: TANDEM DIABETES CARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	793,016
Investment, Identifier [Axis]: TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,049,078
Investment, Identifier [Axis]: TCO 2024-DPM A, FLOATING, December 15, 2039, 5.7429% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7429%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 260,418
Investment, Identifier [Axis]: TCO 2024-DPM A, FLOATING, December 15, 2039, 5.7429% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7429%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	370,595
Investment, Identifier [Axis]: TD SYNNEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	400,746
Investment, Identifier [Axis]: TECHNIPFMC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	245,816
Investment, Identifier [Axis]: TEGNA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	287,062
Investment, Identifier [Axis]: TELEDYNE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	455,312
Investment, Identifier [Axis]: TELEFLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	527,177
Investment, Identifier [Axis]: TENABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	607,673
Investment, Identifier [Axis]: TENET HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	435,241
Investment, Identifier [Axis]: TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,816,819
Investment, Identifier [Axis]: TEVA PHARMACEUTICAL INDUSTRIES ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,385,389
Investment, Identifier [Axis]: TEXTRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,086
Investment, Identifier [Axis]: TIMKEN CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,074
Investment, Identifier [Axis]: TJX COS INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,801,398
Investment, Identifier [Axis]: TKO GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,792
Investment, Identifier [Axis]: TOPBUILD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,430,607
Investment, Identifier [Axis]: TORO CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	751,658
Investment, Identifier [Axis]: TOTALENERGIES SE ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	309,342
Investment, Identifier [Axis]: TRADE DESK INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,823,071
Investment, Identifier [Axis]: TRANSMEDICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	129,875
Investment, Identifier [Axis]: TRIMBLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,668,424
Investment, Identifier [Axis]: TRINET GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 813,027
Investment, Identifier [Axis]: TSMC Global Ltd, FIXED, April 23, 2026, 1.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.25%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	191,606
Investment, Identifier [Axis]: TTM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,828
Investment, Identifier [Axis]: TWILIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 381,522
Investment, Identifier [Axis]: Take-Two Interactive Software Inc, FIXED, April 14, 2025, 3.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,157
Investment, Identifier [Axis]: Take-Two Interactive Software Inc, FIXED, June 12, 2029, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 198,205
Investment, Identifier [Axis]: Take-Two Interactive Software Inc, FIXED, March 28, 2026, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 105,000
Current Value	$ 106,626
Investment, Identifier [Axis]: Take-Two Interactive Software Inc, FIXED, March 28, 2028, 4.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 283,525
Investment, Identifier [Axis]: Tesla Auto Lease Trust 2024-A, FIXED, June 21, 2027, 5.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 261,935
Investment, Identifier [Axis]: Tesla Electric Vehicle Trust 2023-1, FIXED, June 20, 2028, 5.3800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 414,590
Investment, Identifier [Axis]: Texas Natural Gas Securitization Finance Corp, FIXED, April 1, 2035, 5.1020%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.102%
Collateral, Par, or Maturity Value	$ 792,504
Current Value	$ 804,277
Investment, Identifier [Axis]: Toronto-Dominion Bank/The, FIXED, April 5, 2027, 4.9800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 182,763
Investment, Identifier [Axis]: Toronto-Dominion Bank/The, FIXED, January 10, 2028, 5.1560%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.156%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 339,624
Investment, Identifier [Axis]: Toronto-Dominion Bank/The, FIXED, March 10, 2027, 2.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.80%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 212,945
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-5, FLOATING, February 25, 2057, 5.0532%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0532%
Collateral, Par, or Maturity Value	$ 3,059
Current Value	$ 3,196
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6, VARIABLE, October 25, 2057, 2.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.75%
Collateral, Par, or Maturity Value	$ 128,773
Current Value	$ 126,035
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2, VARIABLE, March 25, 2058, 3.2500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 197,813
Current Value	$ 194,884
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2, VARIABLE, March 25, 2058, 3.2500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 93,237
Current Value	$ 91,856
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3, VARIABLE, May 25, 2058, 3.7500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 183,294
Current Value	$ 179,065
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3, VARIABLE, May 25, 2058, 3.7500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 185,614
Current Value	$ 181,332
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-4, VARIABLE, October 25, 2059, 2.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.90%
Collateral, Par, or Maturity Value	$ 594,978
Current Value	$ 567,424
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2021-1, VARIABLE, November 25, 2061, 2.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 400,343
Current Value	$ 369,011
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-1, VARIABLE, July 25, 2062, 3.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 685,362
Current Value	$ 644,102
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-4, FIXED, September 25, 2062, 3.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 610,950
Current Value	$ 575,570
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2021-1, FIXED, February 27, 2034, 1.0700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.07%
Collateral, Par, or Maturity Value	$ 765,000
Current Value	$ 735,807
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2023-1, FIXED, June 25, 2036, 4.9300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 930,000
Current Value	$ 938,629
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2024-1, FIXED, November 25, 2036, 5.1600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.16%
Collateral, Par, or Maturity Value	$ 1,045,000
Current Value	$ 1,061,984
Investment, Identifier [Axis]: Toyota Auto Receivables 2024-B Owner Trust, FIXED, January 16, 2029, 5.3300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 406,383
Investment, Identifier [Axis]: Toyota Auto Receivables 2024-C Owner Trust, FIXED, March 15, 2029, 4.8800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.88%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 262,350
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2024-A, FIXED, April 20, 2027, 5.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Collateral, Par, or Maturity Value	$ 705,000
Current Value	$ 711,719
Investment, Identifier [Axis]: Toyota Motor Credit Corp, FIXED, March 21, 2031, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,724
Investment, Identifier [Axis]: Trane Technologies Financing Ltd, FIXED, March 21, 2026, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 219,074
Investment, Identifier [Axis]: Trans-Allegheny Interstate Line Co, FIXED, June 1, 2025, 3.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,654
Investment, Identifier [Axis]: Trinity Health, FIXED, December 1, 2034, 3.0840%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.084%
Collateral, Par, or Maturity Value	$ 620,000
Current Value	$ 537,230
Investment, Identifier [Axis]: Truist Bank, FIXED, September 16, 2025, 3.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.625%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 501,347
Investment, Identifier [Axis]: Truist Financial Corp, VARIABLE, January 26, 2029, 4.8730%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.873%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	507,983
Investment, Identifier [Axis]: UBER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,538,628
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3, FIXED, August 15, 2050, 3.1670%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.167%
Collateral, Par, or Maturity Value	$ 520,000
Current Value	$ 506,120
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C6, FIXED, December 15, 2050, 3.5795%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.5795%
Collateral, Par, or Maturity Value	$ 545,000
Current Value	$ 520,704
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C7, FIXED, December 15, 2050, 3.6790%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.679%
Collateral, Par, or Maturity Value	$ 485,000
Current Value	$ 467,702
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2018-C8, FIXED, February 15, 2051, 3.9830%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.983%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 580,589
Investment, Identifier [Axis]: UBS Group AG, FIXED, March 23, 2028, 4.2530%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.253%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,683
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, August 10, 2027, 1.4940% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.494%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 209,432
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, August 10, 2027, 1.4940% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.494%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 266,549
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, August 5, 2027, 4.7030%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.703%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 304,383
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, February 11, 2033, 2.7460%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.746%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 169,145
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, January 30, 2027, 1.3640%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.364%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 319,236
Investment, Identifier [Axis]: UBS Group AG, VARIABLE, May 12, 2028, 4.7510%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.751%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 210,026
Investment, Identifier [Axis]: UDR Inc, FIXED, January 15, 2028, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 194,602
Investment, Identifier [Axis]: UDR Inc, FIXED, January 15, 2030, 3.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 251,186
Investment, Identifier [Axis]: UDR Inc, FIXED, September 1, 2026, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 45,000
Current Value	44,072
Investment, Identifier [Axis]: UFP INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,893
Investment, Identifier [Axis]: UGI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,936
Investment, Identifier [Axis]: ULTRA CLEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,109
Investment, Identifier [Axis]: UMB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,180
Investment, Identifier [Axis]: UNITED PARCEL SERVICE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,399
Investment, Identifier [Axis]: UNITED RENTALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,406
Investment, Identifier [Axis]: UNITED THERAPEUTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	490,800
Investment, Identifier [Axis]: UNIVERSAL HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	796,087
Investment, Identifier [Axis]: UNUM GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 728,328
Investment, Identifier [Axis]: US Bancorp, VARIABLE, January 23, 2030, 5.3840%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.384%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 165,168
Investment, Identifier [Axis]: US Bancorp, VARIABLE, January 27, 2028, 2.2150%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.215%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 373,434
Investment, Identifier [Axis]: US Bancorp, VARIABLE, July 22, 2028, 4.5480%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.548%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 465,428
Investment, Identifier [Axis]: US Bancorp, VARIABLE, July 23, 2030, 5.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,259
Investment, Identifier [Axis]: US Bancorp, VARIABLE, October 21, 2033, 5.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.85%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	41,352
Investment, Identifier [Axis]: US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,049,813
Investment, Identifier [Axis]: USAA Auto Owner Trust 2024-A, FIXED, March 15, 2029, 5.0300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.03%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 333,298
Investment, Identifier [Axis]: Union Electric Co, FIXED, June 15, 2027, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 259,792
Investment, Identifier [Axis]: Union Electric Co, FIXED, March 15, 2030, 2.9500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 700,000
Current Value	$ 643,318
Investment, Identifier [Axis]: United States Int Dev Finance Corp, ZERO COUPON, October 22, 2025, 0.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.00%
Collateral, Par, or Maturity Value	$ 615,000
Current Value	$ 696,237
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, April 1, 2049, 5.3800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 691,589
Current Value	$ 699,261
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, August 1, 2047, 3.8000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 422,439
Current Value	$ 393,732
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, December 1, 2047, 4.7100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.71%
Collateral, Par, or Maturity Value	$ 1,247,066
Current Value	$ 1,199,460
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, December 1, 2048, 5.2800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.28%
Collateral, Par, or Maturity Value	$ 1,707,998
Current Value	$ 1,700,071
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, February 1, 2030, 4.1400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 99,457
Current Value	$ 198,489
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, February 1, 2048, 4.6100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Collateral, Par, or Maturity Value	$ 4,090,935
Current Value	$ 4,038,253
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, January 1, 2048, 4.9100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.91%
Collateral, Par, or Maturity Value	$ 768,117
Current Value	$ 770,529
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, January 1, 2049, 5.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 808,070
Current Value	$ 825,328
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, July 1, 2037, 2.9800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.98%
Collateral, Par, or Maturity Value	$ 191,875
Current Value	$ 177,295
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, July 1, 2038, 3.5400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.54%
Collateral, Par, or Maturity Value	$ 428,043
Current Value	$ 405,733
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, June 1, 2037, 2.8100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.81%
Collateral, Par, or Maturity Value	$ 242,314
Current Value	$ 214,170
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, June 1, 2038, 3.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.60%
Collateral, Par, or Maturity Value	$ 288,024
Current Value	$ 268,755
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, June 1, 2047, 4.0100%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.01%
Collateral, Par, or Maturity Value	$ 1,847,636
Current Value	$ 1,724,304
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, June 1, 2048, 4.9300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 617,011
Current Value	$ 603,620
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, March 1, 2048, 4.9300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 1,729,856
Current Value	$ 1,696,611
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, November 1, 2032, 2.0900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.09%
Collateral, Par, or Maturity Value	$ 119,121
Current Value	$ 109,010
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, November 1, 2047, 5.1300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.13%
Collateral, Par, or Maturity Value	$ 749,786
Current Value	$ 743,898
Investment, Identifier [Axis]: United States Small Business Administration, FIXED, September 1, 2049, 4.4500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 359,094
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, April 15, 2027, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 537,719
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, August 31, 2026, 3.7500% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 1,230,000
Current Value	$ 1,235,870
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, August 31, 2026, 3.7500% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 1,555,000
Current Value	$ 1,562,422
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, August 31, 2029, 3.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.625%
Collateral, Par, or Maturity Value	$ 3,975,000
Current Value	$ 3,897,257
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, December 15, 2027, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 2,550,000
Current Value	$ 2,534,793
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, February 15, 2027, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 6,155,000
Current Value	$ 6,233,592
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, February 28, 2029, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 1,395,000
Current Value	$ 1,408,442
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, January 15, 2027, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,465,000
Current Value	$ 1,484,746
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, June 15, 2027, 4.6250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 171,775
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, March 15, 2027, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 1,665,000
Current Value	$ 1,685,525
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, March 31, 2029, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 1,340,000
Current Value	$ 1,340,775
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, May 15, 2027, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 313,325
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, November 15, 2027, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 4,445,000
Current Value	$ 4,448,666
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, November 15, 2034, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 3,740,000
Current Value	$ 3,663,880
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, November 30, 2031, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 7,295,000
Current Value	$ 7,165,444
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, October 31, 2026, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 2,430,000
Current Value	$ 2,441,378
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, October 31, 2029, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,650,000
Current Value	$ 1,633,331
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, October 31, 2029, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 650,000
Current Value	$ 647,000
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, September 30, 2026, 3.5000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 1,225,000
Current Value	$ 1,220,451
Investment, Identifier [Axis]: United States Treasury Note/Bond, FIXED, September 30, 2026, 3.5000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 925,000
Current Value	921,565
Investment, Identifier [Axis]: VALMONT INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	489,139
Investment, Identifier [Axis]: VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	956,617
Investment, Identifier [Axis]: VERINT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,587
Investment, Identifier [Axis]: VERITEX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	128,684
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,870
Investment, Identifier [Axis]: VERTEX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,008,169
Investment, Identifier [Axis]: VERTIV HOLDINGS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,576,680
Investment, Identifier [Axis]: VESTIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	300,228
Investment, Identifier [Axis]: VIPER ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,482,797
Investment, Identifier [Axis]: VISA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,560,724
Investment, Identifier [Axis]: VISTRA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,733,164
Investment, Identifier [Axis]: VONTIER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,890
Investment, Identifier [Axis]: VOYA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 401,485
Investment, Identifier [Axis]: Ventas Realty LP, FIXED, April 1, 2027, 3.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 98,615
Investment, Identifier [Axis]: Ventas Realty LP, FIXED, February 1, 2025, 3.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 111,414
Investment, Identifier [Axis]: Ventas Realty LP, FIXED, January 15, 2025, 2.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.65%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 111,168
Investment, Identifier [Axis]: Ventas Realty LP, FIXED, January 15, 2029, 4.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 149,038
Investment, Identifier [Axis]: Verizon Communications Inc, FIXED, March 15, 2032, 2.3550%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.355%
Collateral, Par, or Maturity Value	$ 623,000
Current Value	$ 521,097
Investment, Identifier [Axis]: Verizon Communications Inc, FIXED, March 22, 2028, 2.1000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.10%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 286,937
Investment, Identifier [Axis]: Verizon Master Trust Series 2024-5, FIXED, June 21, 2032, 5.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 505,000
Current Value	$ 510,712
Investment, Identifier [Axis]: Verizon Master Trust, FIXED, August 20, 2030, 4.1700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.17%
Collateral, Par, or Maturity Value	$ 765,000
Current Value	$ 758,536
Investment, Identifier [Axis]: Verizon Master Trust, FIXED, June 20, 2029, 5.1600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.16%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 222,422
Investment, Identifier [Axis]: Verizon Master Trust, FIXED, November 20, 2029, 5.6700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.67%
Collateral, Par, or Maturity Value	$ 490,000
Current Value	$ 500,736
Investment, Identifier [Axis]: Vermont Std Asst Corp, FLOATING, April 30, 2035, 5.5554% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5554%
Collateral, Par, or Maturity Value	$ 155,194
Current Value	$ 154,587
Investment, Identifier [Axis]: Vermont Std Asst Corp, FLOATING, April 30, 2035, 5.5554% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5554%
Collateral, Par, or Maturity Value	$ 44,341
Current Value	$ 44,168
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC, FIXED, May 1, 2031, 4.8770%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.877%
Collateral, Par, or Maturity Value	$ 485,000
Current Value	$ 488,550
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2023-2, FIXED, December 20, 2028, 5.4800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.48%
Collateral, Par, or Maturity Value	$ 845,000
Current Value	$ 860,167
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC, FIXED, August 15, 2027, 4.8500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,565
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC, FIXED, June 8, 2027, 4.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,480
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC, FIXED, September 12, 2026, 5.7000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.70%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 246,218
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC, FIXED, September 12, 2028, 5.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	459,742
Investment, Identifier [Axis]: WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,959,047
Investment, Identifier [Axis]: WALT DISNEY CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,934,287
Investment, Identifier [Axis]: WARNER MUSIC GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,443,329
Investment, Identifier [Axis]: WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,077,402
Investment, Identifier [Axis]: WEATHERFORD INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 259,945
Investment, Identifier [Axis]: WEC Energy Group Inc, FIXED, December 15, 2028, 2.2000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.20%
Collateral, Par, or Maturity Value	$ 555,000
Current Value	$ 501,048
Investment, Identifier [Axis]: WEC Energy Group Inc, FIXED, June 15, 2025, 3.5500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 34,000
Current Value	$ 33,816
Investment, Identifier [Axis]: WEC Energy Group Inc, FIXED, October 15, 2027, 1.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.375%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 119,048
Investment, Identifier [Axis]: WEC Energy Group Inc, FIXED, September 12, 2026, 5.6000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.60%
Collateral, Par, or Maturity Value	$ 51,000
Current Value	52,514
Investment, Identifier [Axis]: WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,435,860
Investment, Identifier [Axis]: WESTERN ALLIANCE BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	479,018
Investment, Identifier [Axis]: WESTERN UNION CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	474,912
Investment, Identifier [Axis]: WESTINGHOUSE AIR BRAKE TECHNOL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,197,261
Investment, Identifier [Axis]: WESTLAKE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,058
Investment, Identifier [Axis]: WFCIT 2024-A1 A, FIXED, February 15, 2029, 4.9400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.94%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	288,314
Investment, Identifier [Axis]: WHITE MOUNTAINS INSURANCE GROU
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,726
Investment, Identifier [Axis]: WILLIAM BLAIR COLLECTIVE INVT TR LARGE CAP GR INVT FD CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,753,054
Investment, Identifier [Axis]: WILLIS TOWERS WATSON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,375,124
Investment, Identifier [Axis]: WILLSCOT HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,199,751
Investment, Identifier [Axis]: WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	464,794
Investment, Identifier [Axis]: WISDOMTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	449,568
Investment, Identifier [Axis]: WIX.COM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,800,504
Investment, Identifier [Axis]: WMRK Commercial Mortgage Trust 2022-WMRK, FLOATING, November 15, 2027, 7.1861%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	7.1861%
Collateral, Par, or Maturity Value	$ 355,000
Current Value	359,635
Investment, Identifier [Axis]: WORLD KINECT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	252,734
Investment, Identifier [Axis]: WORTHINGTON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,806
Investment, Identifier [Axis]: WORTHINGTON STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,345
Investment, Identifier [Axis]: WRKCo Inc, FIXED, June 1, 2028, 3.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 193,667
Investment, Identifier [Axis]: WRKCo Inc, FIXED, September 15, 2027, 3.3750%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.375%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	145,801
Investment, Identifier [Axis]: WSFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,820
Investment, Identifier [Axis]: WYNDHAM HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,934,602
Investment, Identifier [Axis]: Warnermedia Holdings Inc, FIXED, March 15, 2025, 3.6380%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.638%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 151,101
Investment, Identifier [Axis]: Warnermedia Holdings Inc, FIXED, March 15, 2027, 3.7550% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.755%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 165,655
Investment, Identifier [Axis]: Warnermedia Holdings Inc, FIXED, March 15, 2027, 3.7550% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.755%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 302,076
Investment, Identifier [Axis]: Warnermedia Holdings Inc, FIXED, March 15, 2029, 4.0540%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.054%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 245,088
Investment, Identifier [Axis]: Warnermedia Holdings Inc, FIXED, March 15, 2032, 4.2790%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.279%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 196,701
Investment, Identifier [Axis]: Waste Management Inc, FIXED, March 15, 2028, 4.5000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 150,152
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, April 25, 2026, 3.9080%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.908%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 331,354
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, August 15, 2026, 4.5400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.54%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,026
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, January 23, 2030, 5.1980% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.198%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 133,255
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, January 23, 2030, 5.1980% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.198%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 205,007
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, July 25, 2028, 4.8080%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.808%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 335,688
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, July 25, 2029, 5.5740%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.574%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 145,542
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, March 2, 2033, 3.3500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.35%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 408,443
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, March 24, 2028, 3.5260% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.526%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 430,875
Investment, Identifier [Axis]: Wells Fargo & Co, VARIABLE, March 24, 2028, 3.5260% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.526%
Collateral, Par, or Maturity Value	$ 700,000
Current Value	$ 685,482
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2015-C28, FIXED, May 15, 2048, 3.5400%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.54%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 498,631
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-C35, FIXED, July 15, 2048, 2.6740%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.674%
Collateral, Par, or Maturity Value	$ 728,545
Current Value	$ 711,358
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-LC24, FIXED, October 15, 2049, 2.6840%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.684%
Collateral, Par, or Maturity Value	$ 694,031
Current Value	$ 675,658
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-NXS6, FIXED, November 15, 2049, 2.6420%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.642%
Collateral, Par, or Maturity Value	$ 470,000
Current Value	$ 459,487
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38, FIXED, July 15, 2050, 3.1900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.19%
Collateral, Par, or Maturity Value	$ 356,312
Current Value	$ 343,300
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39, FIXED, September 15, 2050, 3.1570% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.157%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	$ 291,050
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39, FIXED, September 15, 2050, 3.1570% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.157%
Collateral, Par, or Maturity Value	$ 635,000
Current Value	$ 605,956
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39, FIXED, September 15, 2050, 3.4180%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.418%
Collateral, Par, or Maturity Value	$ 515,000
Current Value	$ 492,583
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C40, FIXED, October 15, 2050, 3.3170%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.317%
Collateral, Par, or Maturity Value	$ 760,000
Current Value	$ 731,975
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2018-C43, VARIABLE, March 15, 2051, 4.0120%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.012%
Collateral, Par, or Maturity Value	$ 1,020,000
Current Value	$ 988,150
Investment, Identifier [Axis]: Welltower OP LLC, FIXED, April 15, 2028, 4.2500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 197,581
Investment, Identifier [Axis]: Welltower OP LLC, FIXED, January 15, 2029, 2.0500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.05%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 135,556
Investment, Identifier [Axis]: Welltower OP LLC, FIXED, January 15, 2032, 2.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.75%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 103,533
Investment, Identifier [Axis]: Welltower OP LLC, FIXED, June 1, 2025, 4.0000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 79,971
Investment, Identifier [Axis]: Welltower OP LLC, FIXED, March 15, 2029, 4.1250%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 352,480
Investment, Identifier [Axis]: Weyerhaeuser Co, FIXED, May 15, 2026, 4.7500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 301,882
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC, FIXED, April 18, 2038, 5.8000% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.80%
Collateral, Par, or Maturity Value	$ 308,739
Current Value	$ 311,321
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC, FIXED, April 18, 2038, 5.8000% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.80%
Collateral, Par, or Maturity Value	$ 358,998
Current Value	$ 362,001
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC, FIXED, August 18, 2038, 6.4600%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.46%
Collateral, Par, or Maturity Value	$ 728,496
Current Value	$ 743,857
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC, FIXED, February 18, 2039, 5.4900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.49%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 238,140
Investment, Identifier [Axis]: Williams Cos Inc/The, FIXED, August 15, 2028, 5.3000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 463,270
Investment, Identifier [Axis]: Williams Cos Inc/The, FIXED, March 15, 2029, 4.9000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 181,268
Investment, Identifier [Axis]: Williams Cos Inc/The, FIXED, March 15, 2033, 5.6500%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 174,379
Investment, Identifier [Axis]: Williams Cos Inc/The, FIXED, March 2, 2026, 5.4000%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 327,894
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2023-D, FIXED, February 15, 2029, 5.7900%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.79%
Collateral, Par, or Maturity Value	$ 605,000
Current Value	$ 617,172
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-B, FIXED, September 17, 2029, 5.2700%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.27%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 345,074
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-C, FIXED, December 17, 2029, 4.4300%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.43%
Collateral, Par, or Maturity Value	$ 475,000
Current Value	$ 474,245
Investment, Identifier [Axis]: World Omni Select Auto Trust 2024-A, FIXED, February 15, 2030, 4.9800%
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	281,984
Investment, Identifier [Axis]: XCEL ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	213,161
Investment, Identifier [Axis]: YETI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,411
Investment, Identifier [Axis]: ZIFF DAVIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,746,379
Investment, Identifier [Axis]: ZIMMER BIOMET HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,595,857
Investment, Identifier [Axis]: ZIONS BANCORP NA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	928,272
Investment, Identifier [Axis]: ZIPRECRUITER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 344,050